UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22449
American Funds Mortgage Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2026
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund®
Class A
|
MFAAX
for the year ended August 31,
2026
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 68	0.68%
Management's discussion of fund performance
The fund’s Class A shares gained 1.14% for the year ended August 31, 2026. That result compares with a 3.02% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-A.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025, however, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. mortgage-back bonds outpaced the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as other government and investment-grade credit sectors.
Within the fund, sector allocation decisions related to securitized bonds contributed to relative results. Exposure taken via interest rate swaps was also additive for the period as Treasuries came under severe pressure in 2026 amid surging yields that tested multi-year highs.
Broadly speaking, curve and duration positioning were the largest detractors for the fund as interest rates rose and the yield curve flattened. Additionally, sector and security selection weighed on returns at the margin over the period.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class A (with sales charge) *	(2.65) %	(0.76) %	0.85%
American Funds Mortgage Fund — Class A (without sales charge) *	1.14%	0.01%	1.23%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Mortgage Backed Securities Index †	3.02%	0.22%	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,915
Total number of portfolio holdings	1,189
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	556%
Portfolio turnover rate excluding mortgage dollar roll transactions	62%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-A or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at
the
same
address (householding). If you would prefer that your documents not be householded
, please contact
Capital
Group at
(800) 421-4225
,
or
contact your financial
intermediary
. Your instructions will typically be effective within
30
days of receipt by Capital Group
or
your financial
intermediary
.
Lit. No. MFAAARX-042-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund®
Class C
| MFACX
for the year ended August 31, 2026
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 142	1.42%
Management's discussion of fund performance
The fund’s Class C shares gained 0.48% for the year ended August 31, 2026. That result compares with a 3.02% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-C.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025, however, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. mortgage-back bonds outpaced the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as other government and investment-grade credit sectors.
Within the fund, sector allocation decisions related to securitized bonds contributed to relative results. Exposure taken via interest rate swaps was also additive for the period as Treasuries came under severe pressure in 2026 amid surging yields that tested multi-year highs.
Broadly speaking, curve and duration positioning were the largest detractors for the fund as interest rates rose and the yield curve flattened. Additionally, sector and security selection weighed on returns at the margin over the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class C (with sales charge) *	(0.50) %	(0.71) %	0.62%
American Funds Mortgage Fund — Class C (without sales charge) *	0.48%	(0.71) %	0.62%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Mortgage Backed Securities Index †	3.02%	0.22%	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,915
Total number of portfolio holdings	1,189
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	556%
Portfolio turnover rate excluding mortgage dollar roll transactions	62%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-C or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents wil
l be mailed to shareholders with multiple accounts
at
the
same
address (householding). If you would prefer that your documents not
be householded, please contact Capital Group
at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-042-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund®
Class F-1
| MFAEX
for the year ended August 31, 2026
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 65	0.65%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 1.29% for the year ended August 31, 2026. That result compares with a 3.02% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F1.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025, however, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. mortgage-back bonds outpaced the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as other government and investment-grade credit sectors.
Within the fund, sector allocation decisions related to securitized bonds contributed to relative results. Exposure taken via interest rate swaps was also additive for the period as Treasuries came under severe pressure in 2026 amid surging yields that tested multi-year highs.
Broadly speaking, curve and duration positioning were the largest detractors for the fund as interest rates rose and the yield curve flattened. Additionally, sector and security selection weighed on returns at the margin over the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class F-1 *	1.29%	0.08%	1.27%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Mortgage Backed Securities Index †	3.02%	0.22%	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,915
Total number of portfolio holdings	1,189
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	556%
Portfolio turnover rate excluding mortgage dollar roll transactions	62%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-F1 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at
the
same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your
instructions
will typically be effective within 30 days of receipt by Capital Group or your
financial intermediary.
Lit. No. MFF1ARX-042-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund®
Class F-2
| MFAFX
for the year ended August 31, 2026
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 39	0.39%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 1.56% for the year ended August 31, 2026. That result compares with a 3.02% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F2.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025, however, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. mortgage-back bonds outpaced the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as other government and investment-grade credit sectors.
Within the fund, sector allocation decisions related to securitized bonds contributed to relative results. Exposure taken via interest rate swaps was also additive for the period as Treasuries came under severe pressure in 2026 amid surging yields that tested multi-year highs.
Broadly speaking, curve and duration positioning were the largest detractors for the fund as interest rates rose and the yield curve flattened. Additionally, sector and security selection weighed on returns at the margin over the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class F-2 *	1.56%	0.34%	1.54%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Mortgage Backed Securities Index †	3.02%	0.22%	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses.
When
applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,915
Total number of portfolio holdings	1,189
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	556%
Portfolio turnover rate excluding mortgage dollar roll transactions	62%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-F2 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at
the
same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-042-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund®
Class F-3
| AFFMX
for the year ended August 31, 2026
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 27	0.27%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 1.68% for the year ended August 31, 2026. That result compares with a 3.02% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F3.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025, however, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. mortgage-back bonds outpaced the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as other government and investment-grade credit sectors.
Within the fund, sector allocation decisions related to securitized bonds contributed to relative results. Exposure taken via interest rate swaps was also additive for the period as Treasuries came under severe pressure in 2026 amid surging yields that tested multi-year highs.
Broadly speaking, curve and duration positioning were the largest detractors for the fund as interest rates rose and the yield curve flattened. Additionally, sector and security selection weighed on returns at the margin over the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Mortgage Fund — Class F-3 2	1.68%	0.45%	1.73%
Bloomberg U.S. Aggregate Index 3	1.89%	(0.29) %	1.78%
Bloomberg U.S. Mortgage Backed Securities Index 3	3.02%	0.22%	1.51%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable
, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,915
Total number of portfolio holdings	1,189
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	556%
Portfolio turnover rate excluding mortgage dollar roll transactions	62%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-F3 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at
the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group
or
your financial intermediary.
Lit. No. MFF3ARX-042-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund®
Class 529-A
| CMFAX
for the year ended August 31, 2026
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 69	0.69%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 1.13% for the year ended August 31, 2026. That result compares with a 3.02% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529A.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025, however, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. mortgage-back bonds outpaced the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as other government and investment-grade credit sectors.
Within the fund, sector allocation decisions related to securitized bonds contributed to relative results. Exposure taken via interest rate swaps was also additive for the period as Treasuries came under severe pressure in 2026 amid surging yields that tested multi-year highs.
Broadly speaking, curve and duration positioning were the largest detractors for the fund as interest rates rose and the yield curve flattened. Additionally, sector and security selection weighed on returns at the margin over the period.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class 529-A (with sales charge) *	(2.41) %	(0.71) %	0.85%
American Funds Mortgage Fund — Class 529-A (without sales charge) *	1.13%	0.00%	1.21%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Mortgage Backed Securities Index †	3.02%	0.22%	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,915
Total number of portfolio holdings	1,189
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	556%
Portfolio turnover rate excluding mortgage dollar roll transactions	62%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-529A or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to
shareholders
with
multiple accounts
at
the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group
or
your financial intermediary.
Lit. No. MF5AARX-042-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund®
Class 529-C
| CMFCX
for the year ended August 31, 2026
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 146	1.46%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 0.43% for the year ended August 31, 2026. That result compares with a 3.02% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529C.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025, however, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. mortgage-back bonds outpaced the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as other government and investment-grade credit sectors.
Within the fund, sector allocation decisions related to securitized bonds contributed to relative results. Exposure taken via interest rate swaps was also additive for the period as Treasuries came under severe pressure in 2026 amid surging yields that tested multi-year highs.
Broadly speaking, curve and duration positioning were the largest detractors for the fund as interest rates rose and the yield curve flattened. Additionally, sector and security selection weighed on returns at the margin over the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class 529-C (with sales charge) *	(0.54) %	(0.76) %	0.82%
American Funds Mortgage Fund — Class 529-C (without sales charge) *	0.43%	(0.76) %	0.82%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Mortgage Backed Securities Index †	3.02%	0.22%	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,915
Total number of portfolio holdings	1,189
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	556%
Portfolio turnover rate excluding mortgage dollar roll transactions	62%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-529C or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the
same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by
Capital Group or your financial intermediary.
Lit. No. MF5CARX-042-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund®
Class 529-E
| CMFEX
for the year ended August 31, 2026
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 91	0.91%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 1.02% for the year ended August 31, 2026. That result compares with a 3.02% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529E.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025, however, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. mortgage-back bonds outpaced the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as other government and investment-grade credit sectors.
Within the fund, sector allocation decisions related to securitized bonds contributed to relative results. Exposure taken via interest rate swaps was also additive for the period as Treasuries came under severe pressure in 2026 amid surging yields that tested multi-year highs.
Broadly speaking, curve and duration positioning were the largest detractors for the fund as interest rates rose and the yield curve flattened. Additionally, sector and security selection weighed on returns at the margin over the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class 529-E *	1.02%	(0.19) %	0.99%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Mortgage Backed Securities Index †	3.02%	0.22%	1.26%
*
Investment results assume all distributions are reinvested and reflect
applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,915
Total number of portfolio holdings	1,189
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	556%
Portfolio turnover rate excluding mortgage dollar roll transactions	62%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-529E or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by
Capital Group or your financial intermediary.
Lit. No. MF5EARX-042-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund®
Class 529-F-2
| FFMFX
for the year ended August 31, 2026
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 41	0.41%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 1.53% for the year ended August 31, 2026. That result compares with a 3.02% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529F2.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025, however, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. mortgage-back bonds outpaced the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as other government and investment-grade credit sectors.
Within the fund, sector allocation decisions related to securitized bonds contributed to relative results. Exposure taken via interest rate swaps was also additive for the period as Treasuries came under severe pressure in 2026 amid surging yields that tested multi-year highs.
Broadly speaking, curve and duration positioning were the largest detractors for the fund as interest rates rose and the yield curve flattened. Additionally, sector and security selection weighed on returns at the margin over the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Mortgage Fund — Class 529-F-2 2	1.53%	0.31%	0.33%
Bloomberg U.S. Aggregate Index 3	1.89%	(0.29) %	(0.17) %
Bloomberg U.S. Mortgage Backed Securities Index 3	3.02%	0.22%	0.19%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,915
Total number of portfolio holdings	1,189
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	556%
Portfolio turnover rate excluding mortgage dollar roll transactions	62%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-529F2 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one
copy
of
most
shareholder documents will be mailed to shareholders with multiple accounts
a
t the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group
or
your financial intermediary.
Lit. No. MF5XARX-042-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund®
Class 529-F-3
| FMMFX
for the year ended August 31, 2026
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 30	0.30%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 1.64% for the year ended August 31, 2026. That result compares with a 3.02% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529F3.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025, however, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. mortgage-back bonds outpaced the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as other government and investment-grade credit sectors.
Within the fund, sector allocation decisions related to securitized bonds contributed to relative results. Exposure taken via interest rate swaps was also additive for the period as Treasuries came under severe pressure in 2026 amid surging yields that tested multi-year highs.
Broadly speaking, curve and duration positioning were the largest detractors for the fund as interest rates rose and the yield curve flattened. Additionally, sector and security selection weighed on returns at the margin over the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Mortgage Fund — Class 529-F-3 2	1.64%	0.41%	0.44%
Bloomberg U.S. Aggregate Index 3	1.89%	(0.29) %	(0.17) %
Bloomberg U.S. Mortgage Backed Securities Index 3	3.02%	0.22%	0.19%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,915
Total number of portfolio holdings	1,189
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	556%
Portfolio turnover rate excluding mortgage dollar roll transactions	62%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-529F3 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the
same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be
effective within
30
days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-042-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund®
Class R-1
| RMAAX
for the year ended August 31, 2026
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 139	1.39%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 0.51% for the year ended August 31, 2026. That result compares with a 3.02% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R1.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025, however, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. mortgage-back bonds outpaced the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as other government and investment-grade credit sectors.
Within the fund, sector allocation decisions related to securitized bonds contributed to relative results. Exposure taken via interest rate swaps was also additive for the period as Treasuries came under severe pressure in 2026 amid surging yields that tested multi-year highs.
Broadly speaking, curve and duration positioning were the largest detractors for the fund as interest rates rose and the yield curve flattened. Additionally, sector and security selection weighed on returns at the margin over the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class R-1 *	0.51%	(0.67) %	0.50%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Mortgage Backed Securities Index †	3.02%	0.22%	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,915
Total number of portfolio holdings	1,189
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	556%
Portfolio turnover rate excluding mortgage dollar roll transactions	62%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R1 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with
multiple accounts at
the
same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective
within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-042-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund®
Class R-2
| RMABX
for the year ended August 31, 2026
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 136	1.36%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 0.54% for the year ended August 31, 2026. That result compares with a 3.02% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R2.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025, however, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. mortgage-back bonds outpaced the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as other government and investment-grade credit sectors.
Within the fund, sector allocation decisions related to securitized bonds contributed to relative results. Exposure taken via interest rate swaps was also additive for the period as Treasuries came under severe pressure in 2026 amid surging yields that tested multi-year highs.
Broadly speaking, curve and duration positioning were the largest detractors for the fund as interest rates rose and the yield curve flattened. Additionally, sector and security selection weighed on returns at the margin over the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class R-2 *	0.54%	(0.65) %	0.53%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Mortgage Backed Securities Index †	3.02%	0.22%	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,915
Total number of portfolio holdings	1,189
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	556%
Portfolio turnover rate excluding mortgage dollar roll transactions	62%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R2 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at
the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your
financial
intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-042-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund®
Class R-2E
| RMBEX
for the year ended August 31, 2026
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 98	0.98%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 0.95% for the year ended August 31, 2026. That result compares with a 3.02% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R2E.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025, however, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. mortgage-back bonds outpaced the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as other government and investment-grade credit sectors.
Within the fund, sector allocation decisions related to securitized bonds contributed to relative results. Exposure taken via interest rate swaps was also additive for the period as Treasuries came under severe pressure in 2026 amid surging yields that tested multi-year highs.
Broadly speaking, curve and duration positioning were the largest detractors for the fund as interest rates rose and the yield curve flattened. Additionally, sector and security selection weighed on returns at the margin over the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class R-2E *	0.95%	(0.30) %	0.88%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Mortgage Backed Securities Index †	3.02%	0.22%	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,915
Total number of portfolio holdings	1,189
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	556%
Portfolio turnover rate excluding mortgage dollar roll transactions	62%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R2E or upon request at (800) 421-4225.
Advisory Fee Structure Changes
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Operating Expense Ratio Change
The total annual operating expense ratio for Class R2-E shares decreased from 1.04% to 0.98% during the reporting period. The decrease was primarily due to a decrease in transfer agent fees driven by changes in net assets and the number of shareholder accounts serviced.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund
expenses
, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at
the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-042-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund®
Class R-3
| RMACX
for the year ended August 31, 2026
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 93	0.93%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 0.86% for the year ended August 31, 2026. That result compares with a 3.02% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R3.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025, however, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. mortgage-back bonds outpaced the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as other government and investment-grade credit sectors.
Within the fund, sector allocation decisions related to securitized bonds contributed to relative results. Exposure taken via interest rate swaps was also additive for the period as Treasuries came under severe pressure in 2026 amid surging yields that tested multi-year highs.
Broadly speaking, curve and duration positioning were the largest detractors for the fund as interest rates rose and the yield curve flattened. Additionally, sector and security selection weighed on returns at the margin over the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class R-3 *	0.86%	(0.24) %	0.94%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Mortgage Backed Securities Index †	3.02%	0.22%	1.26%
*
Investment results assume all distributions are reinvested and reflect
applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,915
Total number of portfolio holdings	1,189
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	556%
Portfolio turnover rate excluding mortgage dollar roll transactions	62%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R3 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-042-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund®
Class R-4
| RMAEX
for the year ended August 31, 2026
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 62	0.62%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 1.31% for the year ended August 31, 2026. That result compares with a 3.02% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R4.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025, however, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. mortgage-back bonds outpaced the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as other government and investment-grade credit sectors.
Within the fund, sector allocation decisions related to securitized bonds contributed to relative results. Exposure taken via interest rate swaps was also additive for the period as Treasuries came under severe pressure in 2026 amid surging yields that tested multi-year highs.
Broadly speaking, curve and duration positioning were the largest detractors for the fund as interest rates rose and the yield curve flattened. Additionally, sector and security selection weighed on returns at the margin over the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class R-4 *	1.31%	0.09%	1.29%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Mortgage Backed Securities Index †	3.02%	0.22%	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,915
Total number of portfolio holdings	1,189
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	556%
Portfolio turnover rate excluding mortgage dollar roll transactions	62%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R4 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-042-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund®
Class R-5E
| RMAHX
for the year ended August 31, 2026
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 42	0.42%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 1.52% for the year ended August 31, 2026. That result compares with a 3.02% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R5E.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025, however, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. mortgage-back bonds outpaced the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as other government and investment-grade credit sectors.
Within the fund, sector allocation decisions related to securitized bonds contributed to relative results. Exposure taken via interest rate swaps was also additive for the period as Treasuries came under severe pressure in 2026 amid surging yields that tested multi-year highs.
Broadly speaking, curve and duration positioning were the largest detractors for the fund as interest rates rose and the yield curve flattened. Additionally, sector and security selection weighed on returns at the margin over the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class R-5E *	1.52%	0.31%	1.51%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Mortgage Backed Securities Index †	3.02%	0.22%	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,915
Total number of portfolio holdings	1,189
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	556%
Portfolio turnover rate excluding mortgage dollar roll transactions	62%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R5E or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-042-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund®
Class R-5
| RMAFX
for the year ended August 31, 2026
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 33	0.33%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 1.61% for the year ended August 31, 2026. That result compares with a 3.02% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R5.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025, however, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. mortgage-back bonds outpaced the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as other government and investment-grade credit sectors.
Within the fund, sector allocation decisions related to securitized bonds contributed to relative results. Exposure taken via interest rate swaps was also additive for the period as Treasuries came under severe pressure in 2026 amid surging yields that tested multi-year highs.
Broadly speaking, curve and duration positioning were the largest detractors for the fund as interest rates rose and the yield curve flattened. Additionally, sector and security selection weighed on returns at the margin over the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class R-5 *	1.61%	0.39%	1.59%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Mortgage Backed Securities Index †	3.02%	0.22%	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,915
Total number of portfolio holdings	1,189
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	556%
Portfolio turnover rate excluding mortgage dollar roll transactions	62%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R5 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-042-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund®
Class R-6
| RMAGX
for the year ended August 31, 2026
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 27	0.27%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 1.56% for the year ended August 31, 2026. That result compares with a 3.02% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R6.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025, however, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. mortgage-back bonds outpaced the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as other government and investment-grade credit sectors.
Within the fund, sector allocation decisions related to securitized bonds contributed to relative results. Exposure taken via interest rate swaps was also additive for the period as Treasuries came under severe pressure in 2026 amid surging yields that tested multi-year highs.
Broadly speaking, curve and duration positioning were the largest detractors for the fund as interest rates rose and the yield curve flattened. Additionally, sector and security selection weighed on returns at the margin over the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class R-6 *	1.56%	0.43%	1.65%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Mortgage Backed Securities Index †	3.02%	0.22%	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 12,915
Total number of portfolio holdings	1,189
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	556%
Portfolio turnover rate excluding mortgage dollar roll transactions	62%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R6 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-042-1026 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Leslie Stone Heisz, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
August 31, 2026	90,000	None	9,000	None
August 31, 2025	89,000	None	9,000	None
Adviser and Affiliates2
August 31, 2026	Not Applicable	None	None	None
August 31, 2025	Not Applicable	None	None	None
(g) Aggregate
Registrant, Adviser and Affiliates3	non-audit fees
August 31, 2026	9,000
August 31, 2025	9,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit- related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The Investment Portfolio is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds Mortgage Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended August 31, 2026
Lit. No. MFGEFP4-042-1026 © 2026 Capital Group. All rights reserved.

Investment portfolio August 31, 2026

Bonds, notes & other debt instruments 73.72%	Principal amount (000)	Value (000)
Mortgage-backed obligations 63.17%
Federal agency mortgage-backed obligations 62.10%
Fannie Mae Pool #928689 6.50% 9/1/2027 (a)	USD— (b)	$— (b)
Fannie Mae Pool #AD0838 6.50% 10/1/2027 (a)	— (b)	— (b)
Fannie Mae Pool #928957 6.50% 12/1/2027 (a)	— (b)	— (b)
Fannie Mae Pool #AL9724 6.50% 2/1/2028 (a)	— (b)	— (b)
Fannie Mae Pool #AY1948 3.50% 1/1/2030 (a)	19	19
Fannie Mae Pool #AZ0554 3.50% 10/1/2030 (a)	33	32
Fannie Mae Pool #613025 6.50% 7/1/2031 (a)	3	3
Fannie Mae Pool #BJ4876 3.00% 2/1/2033 (a)	208	199
Fannie Mae Pool #BJ4856 3.00% 2/1/2033 (a)	53	51
Fannie Mae Pool #BM3919 3.00% 2/1/2033 (a)	4	4
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)	1	1
Fannie Mae Pool #CA2106 3.50% 7/1/2033 (a)	5	5
Fannie Mae Pool #MA1640 2.50% 9/1/2033 (a)	351	330
Fannie Mae Pool #AU7556 3.00% 9/1/2033 (a)	226	210
Fannie Mae Pool #BJ9000 3.50% 11/1/2033 (a)	59	56
Fannie Mae Pool #BO6247 2.50% 12/1/2034 (a)	2,673	2,484
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (a)	5,235	4,865
Fannie Mae Pool #745001 6.50% 9/1/2035 (a)	10	11
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)	8	8
Fannie Mae Pool #AS7224 4.00% 5/1/2036 (a)	930	893
Fannie Mae Pool #MA2630 4.00% 5/1/2036 (a)	165	158
Fannie Mae Pool #MA2717 4.00% 8/1/2036 (a)	796	764
Fannie Mae Pool #MA2746 4.00% 9/1/2036 (a)	1,579	1,514
Fannie Mae Pool #MA2787 4.00% 10/1/2036 (a)	378	362
Fannie Mae Pool #CB2247 2.50% 11/1/2036 (a)	2,590	2,390
Fannie Mae Pool #MA2819 4.00% 11/1/2036 (a)	732	702
Fannie Mae Pool #801783 6.50% 2/1/2037 (a)	4	4
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)	20	18
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (a)	591	545
Fannie Mae Pool #MA3099 4.00% 8/1/2037 (a)	1,072	1,026
Fannie Mae Pool #MA4773 2.50% 10/1/2037 (a)	167	154
Fannie Mae Pool #MA3186 4.00% 11/1/2037 (a)	2,254	2,153
Fannie Mae Pool #931768 5.00% 8/1/2039 (a)	12	12
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)	47	47
Fannie Mae Pool #AD1823 5.00% 2/1/2040 (a)	363	350
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)	22	22
Fannie Mae Pool #BQ7816 1.50% 4/1/2041 (a)	15,931	13,296
Fannie Mae Pool #BR0986 1.50% 5/1/2041 (a)	20,114	16,782
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)	99	98
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (a)	268	230
Fannie Mae Pool #MA4388 2.50% 7/1/2041 (a)	5,266	4,642
Fannie Mae Pool #MA4447 2.50% 10/1/2041 (a)	11,112	9,772
Fannie Mae Pool #FM9117 2.50% 10/1/2041 (a)	6,536	5,751
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)	43	41
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)	41	41
Fannie Mae Pool #MA4502 2.50% 12/1/2041 (a)	12,564	11,038
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)	18	18
Fannie Mae Pool #MA4521 2.50% 1/1/2042 (a)	15,905	13,967
Fannie Mae Pool #MA4540 2.00% 2/1/2042 (a)	5,812	4,960
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (a)	58	58
Fannie Mae Pool #MA4570 2.00% 3/1/2042 (a)	7,335	6,256
Fannie Mae Pool #MA4586 2.00% 4/1/2042 (a)	2,049	1,747
Fannie Mae Pool #AR1512 3.50% 1/1/2043 (a)	99	92
Fannie Mae Pool #AT0412 3.50% 3/1/2043 (a)	47	43
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)	14	13
Fannie Mae Pool #AT7457 3.025% 4/1/2043 (a)	149	134
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)	21	20
Fannie Mae Pool #AT7470 2.275% 5/1/2043 (a)	87	73
Fannie Mae Pool #AT5898 3.00% 6/1/2043 (a)	2,329	2,089
Fannie Mae Pool #AL3829 3.50% 6/1/2043 (a)	922	851
Fannie Mae Pool #AT7161 3.50% 6/1/2043 (a)	309	285
Fannie Mae Pool #AU8120 2.275% 7/1/2043 (a)	63	52

1	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AU8121 2.275% 8/1/2043 (a)	USD78	$65
Fannie Mae Pool #MA1583 4.00% 9/1/2043 (a)	1,442	1,360
Fannie Mae Pool #AX8521 3.50% 12/1/2044 (a)	66	60
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)	25	23
Fannie Mae Pool #BE5009 3.50% 1/1/2045 (a)	277	254
Fannie Mae Pool #BE5017 3.50% 2/1/2045 (a)	508	465
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (a)	209	219
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (a)	881	806
Fannie Mae Pool #BC0884 3.00% 5/1/2046 (a)	330	291
Fannie Mae Pool #MA6114 6.50% 5/1/2046 (a)	2,095	2,165
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (a)	566	500
Fannie Mae Pool #BD2440 3.50% 1/1/2047 (a)	274	248
Fannie Mae Pool #FS3767 2.00% 4/1/2047 (a)	5,894	4,699
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (a)	691	609
Fannie Mae Pool #MA3002 4.50% 4/1/2047 (a)	555	522
Fannie Mae Pool #BE8740 3.50% 5/1/2047 (a)	225	205
Fannie Mae Pool #BE8742 3.50% 5/1/2047 (a)	60	55
Fannie Mae Pool #BH2846 3.50% 5/1/2047 (a)	34	31
Fannie Mae Pool #BH2848 3.50% 5/1/2047 (a)	30	27
Fannie Mae Pool #BH2847 3.50% 5/1/2047 (a)	9	8
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)	12	11
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)	560	521
Fannie Mae Pool #BJ4901 3.50% 3/1/2048 (a)	165	149
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)	137	128
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)	455	423
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)	59	55
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)	73	70
Fannie Mae Pool #CA2850 4.00% 12/1/2048 (a)	844	786
Fannie Mae Pool #BF0320 5.50% 1/1/2049 (a)	1,338	1,360
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (a)	232	212
Fannie Mae Pool #FM1062 3.50% 6/1/2049 (a)	3,412	3,086
Fannie Mae Pool #BN6708 3.50% 6/1/2049 (a)	906	818
Fannie Mae Pool #BJ8411 3.50% 8/1/2049 (a)	867	783
Fannie Mae Pool #CA4151 3.50% 9/1/2049 (a)	4,478	4,057
Fannie Mae Pool #FM1443 3.50% 9/1/2049 (a)	2,489	2,250
Fannie Mae Pool #CA5575 4.00% 4/1/2050 (a)	18	17
Fannie Mae Pool #BP3259 3.00% 5/1/2050 (a)	17	15
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (a)	1,108	925
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (a)	372	305
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (a)	21	17
Fannie Mae Pool #FM6649 3.00% 7/1/2050 (a)	414	354
Fannie Mae Pool #FS3745 2.00% 8/1/2050 (a)	7,600	6,016
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (a)	1,869	1,465
Fannie Mae Pool #BP6715 2.00% 9/1/2050 (a)	1	1
Fannie Mae Pool #FP0015 2.50% 9/1/2050 (a)	4	4
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	421	364
Fannie Mae Pool #FM4591 2.50% 10/1/2050 (a)	14,261	11,670
Fannie Mae Pool #FM4870 2.00% 11/1/2050 (a)	32	25
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (a)	33,407	27,713
Fannie Mae Pool #BQ7564 2.50% 11/1/2050 (a)	56	46
Fannie Mae Pool #CA8108 2.00% 12/1/2050 (a)	11,751	9,294
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	808	639
Fannie Mae Pool #BQ9291 2.00% 12/1/2050 (a)	762	597
Fannie Mae Pool #FM5218 2.00% 12/1/2050 (a)	744	583
Fannie Mae Pool #FM4783 2.00% 12/1/2050 (a)	275	215
Fannie Mae Pool #BQ4077 2.00% 12/1/2050 (a)	140	109
Fannie Mae Pool #CA8044 2.50% 12/1/2050 (a)	24,363	20,211
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (a)	132	126
Fannie Mae Pool #BR1283 2.00% 1/1/2051 (a)	1,394	1,091
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (a)	711	562
Fannie Mae Pool #CA8517 2.00% 1/1/2051 (a)	47	37
Fannie Mae Pool #CA8862 2.50% 1/1/2051 (a)	27,545	22,911
Fannie Mae Pool #FS2008 3.00% 1/1/2051 (a)	239	204
Fannie Mae Pool #CA8820 2.00% 2/1/2051 (a)	24,836	19,660
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	835	654
Fannie Mae Pool #FM6112 2.50% 2/1/2051 (a)	25,164	20,860

American Funds Mortgage Fund	2

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (a)	USD23,132	$19,175
Fannie Mae Pool #FM6128 2.50% 2/1/2051 (a)	398	325
Fannie Mae Pool #FM6558 2.00% 3/1/2051 (a)	3,722	2,912
Fannie Mae Pool #FS6474 2.00% 3/1/2051 (a)	1,936	1,516
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (a)	482	377
Fannie Mae Pool #BR3319 2.00% 3/1/2051 (a)	30	23
Fannie Mae Pool #BQ9471 2.50% 3/1/2051 (a)	3,230	2,642
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (a)	670	549
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (a)	5,438	4,299
Fannie Mae Pool #FM7210 2.00% 4/1/2051 (a)	1,375	1,076
Fannie Mae Pool #BR7124 2.00% 4/1/2051 (a)	958	750
Fannie Mae Pool #CB0153 2.00% 4/1/2051 (a)	277	217
Fannie Mae Pool #FM6824 2.00% 4/1/2051 (a)	144	112
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	38	30
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (a)	1,656	1,356
Fannie Mae Pool #BR8501 2.50% 4/1/2051 (a)	366	300
Fannie Mae Pool #BR8460 2.50% 4/1/2051 (a)	346	283
Fannie Mae Pool #CB0041 3.00% 4/1/2051 (a)	4,551	3,956
Fannie Mae Pool #FM7071 3.00% 4/1/2051 (a)	886	757
Fannie Mae Pool #CB0381 2.00% 5/1/2051 (a)	5,650	4,422
Fannie Mae Pool #FM7751 2.00% 5/1/2051 (a)	700	548
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (a)	116	91
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (a)	23	18
Fannie Mae Pool #CB0457 2.50% 5/1/2051 (a)	4,160	3,448
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (a)	4,107	3,363
Fannie Mae Pool #CB0455 2.50% 5/1/2051 (a)	650	537
Fannie Mae Pool #FM7409 2.50% 5/1/2051 (a)	77	63
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (a)	6,584	5,152
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (a)	735	602
Fannie Mae Pool #CB0737 3.00% 6/1/2051 (a)	6,329	5,465
Fannie Mae Pool #CB0850 3.00% 6/1/2051 (a)	4,129	3,563
Fannie Mae Pool #BT1267 3.00% 6/1/2051 (a)	24	20
Fannie Mae Pool #CB0738 3.00% 6/1/2051 (a)	18	15
Fannie Mae Pool #FS3744 2.00% 7/1/2051 (a)	22,734	17,995
Fannie Mae Pool #CB1186 2.00% 7/1/2051 (a)	9,739	7,673
Fannie Mae Pool #FM7943 2.00% 7/1/2051 (a)	677	530
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	1,766	1,474
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (a)	1,043	854
Fannie Mae Pool #FM9330 3.00% 7/1/2051 (a)	26,264	22,682
Fannie Mae Pool #CB1373 2.00% 8/1/2051 (a)	881	689
Fannie Mae Pool #FM8197 2.00% 8/1/2051 (a)	448	350
Fannie Mae Pool #FM8434 2.00% 8/1/2051 (a)	22	17
Fannie Mae Pool #CB1394 2.50% 8/1/2051 (a)	375	307
Fannie Mae Pool #FM8682 3.00% 8/1/2051 (a)	332	284
Fannie Mae Pool #BT7309 2.00% 9/1/2051 (a)	1,366	1,068
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	30,404	25,175
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)	2,733	2,238
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (a)	140	114
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (a)	94	73
Fannie Mae Pool #FM8827 2.00% 10/1/2051 (a)	61	48
Fannie Mae Pool #BT6781 2.50% 10/1/2051 (a)	680	557
Fannie Mae Pool #FM9067 2.50% 10/1/2051 (a)	546	447
Fannie Mae Pool #CA9558 2.50% 10/1/2051 (a)	54	45
Fannie Mae Pool #FM8981 3.00% 10/1/2051 (a)	23,855	20,579
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (a)	6,042	5,194
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (a)	2,599	2,048
Fannie Mae Pool #FS0394 2.00% 11/1/2051 (a)	1,937	1,516
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	173	136
Fannie Mae Pool #FM9492 2.50% 11/1/2051 (a)	9,335	7,799
Fannie Mae Pool #FM9694 2.50% 11/1/2051 (a)	4,400	3,686
Fannie Mae Pool #CB2088 2.50% 11/1/2051 (a)	95	78
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (a)	8,276	7,070
Fannie Mae Pool #CB2096 3.00% 11/1/2051 (a)	956	816
Fannie Mae Pool #FS1069 2.00% 12/1/2051 (a)	1,917	1,499
Fannie Mae Pool #FS0354 2.00% 12/1/2051 (a)	909	710
Fannie Mae Pool #CB2361 2.00% 12/1/2051 (a)	362	283

3	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FM9930 2.00% 12/1/2051 (a)	USD73	$57
Fannie Mae Pool #FS0433 2.50% 12/1/2051 (a)	25,955	21,840
Fannie Mae Pool #FM9804 2.50% 12/1/2051 (a)	4,865	4,073
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)	6,452	5,614
Fannie Mae Pool #FM9921 3.00% 12/1/2051 (a)	3,756	3,208
Fannie Mae Pool #BU9528 3.50% 12/1/2051 (a)	27	24
Fannie Mae Pool #BQ7041 2.00% 1/1/2052 (a)	6,562	5,129
Fannie Mae Pool #BV0465 2.00% 1/1/2052 (a)	820	641
Fannie Mae Pool #FS0490 2.00% 1/1/2052 (a)	29	23
Fannie Mae Pool #FS4203 2.50% 1/1/2052 (a)	9,237	7,565
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (a)	158	130
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)	13,642	11,798
Fannie Mae Pool #CB2666 3.00% 1/1/2052 (a)	9,123	7,793
Fannie Mae Pool #CB2667 3.00% 1/1/2052 (a)	2,501	2,137
Fannie Mae Pool #FS5127 3.00% 1/1/2052 (a)	376	321
Fannie Mae Pool #BV3080 2.00% 2/1/2052 (a)	29,391	23,127
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (a)	8,679	6,829
Fannie Mae Pool #CB2765 2.00% 2/1/2052 (a)	7,375	5,829
Fannie Mae Pool #BT6597 2.00% 2/1/2052 (a)	2,519	1,977
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (a)	1,927	1,517
Fannie Mae Pool #FS4251 2.00% 2/1/2052 (a)	1,889	1,506
Fannie Mae Pool #BU8256 2.00% 2/1/2052 (a)	1,384	1,089
Fannie Mae Pool #BT1897 2.00% 2/1/2052 (a)	860	672
Fannie Mae Pool #BU2630 2.00% 2/1/2052 (a)	555	434
Fannie Mae Pool #BT2177 2.00% 2/1/2052 (a)	547	431
Fannie Mae Pool #CB2927 2.00% 2/1/2052 (a)	326	254
Fannie Mae Pool #BU7272 2.00% 2/1/2052 (a)	105	82
Fannie Mae Pool #CB2850 2.00% 2/1/2052 (a)	34	26
Fannie Mae Pool #CB2870 2.50% 2/1/2052 (a)	396	325
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (a)	85	69
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (a)	1,178	1,025
Fannie Mae Pool #CB2894 3.00% 2/1/2052 (a)	630	538
Fannie Mae Pool #BU1319 3.00% 2/1/2052 (a)	415	355
Fannie Mae Pool #BU8803 3.00% 2/1/2052 (a)	23	20
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (a)	1,552	1,221
Fannie Mae Pool #CB3095 2.00% 3/1/2052 (a)	1,382	1,080
Fannie Mae Pool #CB3040 2.00% 3/1/2052 (a)	817	640
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (a)	772	608
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (a)	758	598
Fannie Mae Pool #BT2052 2.00% 3/1/2052 (a)	154	121
Fannie Mae Pool #BV4246 2.00% 3/1/2052 (a)	30	24
Fannie Mae Pool #FS5083 3.00% 3/1/2052 (a)	1,213	1,036
Fannie Mae Pool #BU8882 4.00% 3/1/2052 (a)	3,936	3,622
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (a)	22,067	17,364
Fannie Mae Pool #BU8930 2.00% 4/1/2052 (a)	3,049	2,399
Fannie Mae Pool #BV4658 2.00% 4/1/2052 (a)	177	139
Fannie Mae Pool #FS6892 2.00% 4/1/2052 (a)	57	45
Fannie Mae Pool #BV4651 2.00% 4/1/2052 (a)	30	23
Fannie Mae Pool #FA3738 2.50% 4/1/2052 (a)	19,354	15,832
Fannie Mae Pool #CB3353 2.50% 4/1/2052 (a)	85	70
Fannie Mae Pool #BQ7487 3.00% 4/1/2052 (a)	949	811
Fannie Mae Pool #FS4198 3.00% 4/1/2052 (a)	433	370
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (a)	4,268	3,930
Fannie Mae Pool #BU8948 4.00% 4/1/2052 (a)	35	32
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (a)	4,293	3,388
Fannie Mae Pool #BV9643 2.00% 5/1/2052 (a)	1,883	1,480
Fannie Mae Pool #BT2353 2.00% 5/1/2052 (a)	99	77
Fannie Mae Pool #BV5578 3.00% 5/1/2052 (a)	8,390	7,175
Fannie Mae Pool #BV7243 3.00% 5/1/2052 (a)	3,096	2,648
Fannie Mae Pool #FS7060 3.00% 5/1/2052 (a)	850	726
Fannie Mae Pool #CB3516 3.00% 5/1/2052 (a)	30	25
Fannie Mae Pool #CB3678 4.00% 5/1/2052 (a)	216	198
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (a)	2,882	2,255
Fannie Mae Pool #FS6031 2.00% 6/1/2052 (a)	979	766
Fannie Mae Pool #BV7784 2.00% 6/1/2052 (a)	56	44
Fannie Mae Pool #FS6633 3.00% 6/1/2052 (a)	572	489

American Funds Mortgage Fund	4

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (a)	USD8,825	$8,129
Fannie Mae Pool #MA4750 2.00% 7/1/2052 (a)	418	329
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (a)	104,166	85,319
Fannie Mae Pool #BW3384 3.00% 7/1/2052 (a)	23	20
Fannie Mae Pool #MA4711 5.50% 7/1/2052 (a)	327	327
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (a)	26,264	22,438
Fannie Mae Pool #CB4357 3.00% 8/1/2052 (a)	968	835
Fannie Mae Pool #BW7756 3.00% 8/1/2052 (a)	22	19
Fannie Mae Pool #CB4418 5.50% 8/1/2052 (a)	346	347
Fannie Mae Pool #BW9206 5.50% 8/1/2052 (a)	148	148
Fannie Mae Pool #BW1195 3.00% 9/1/2052 (a)	3,382	2,889
Fannie Mae Pool #FA1404 3.00% 9/1/2052 (a)	520	445
Fannie Mae Pool #BW7713 4.00% 9/1/2052 (a)	666	612
Fannie Mae Pool #CB5378 4.00% 9/1/2052 (a)	455	418
Fannie Mae Pool #BW6230 4.00% 9/1/2052 (a)	251	231
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (a)	8,536	8,331
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	4,311	3,396
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	2,786	2,775
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	2,493	2,483
Fannie Mae Pool #BX1223 5.50% 10/1/2052 (a)	284	283
Fannie Mae Pool #BX1488 5.50% 10/1/2052 (a)	138	138
Fannie Mae Pool #CB5020 5.50% 10/1/2052 (a)	57	57
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (a)	263	249
Fannie Mae Pool #FS3256 6.00% 11/1/2052 (a)	52	53
Fannie Mae Pool #BW1392 3.00% 12/1/2052 (a)	886	757
Fannie Mae Pool #FS3526 4.00% 12/1/2052 (a)	169	155
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (a)	3,582	3,583
Fannie Mae Pool #MA4894 6.00% 1/1/2053 (a)	21,982	22,413
Fannie Mae Pool #BX5931 6.00% 1/1/2053 (a)	2,992	3,050
Fannie Mae Pool #CB5545 6.50% 1/1/2053 (a)	1,333	1,384
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)	5,781	5,778
Fannie Mae Pool #BX5097 5.50% 2/1/2053 (a)	524	524
Fannie Mae Pool #BX4108 5.50% 2/1/2053 (a)	517	517
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (a)	7,365	7,557
Fannie Mae Pool #MA4920 6.00% 2/1/2053 (a)	577	586
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (a)	1,249	1,246
Fannie Mae Pool #BX8835 5.50% 3/1/2053 (a)	691	690
Fannie Mae Pool #BX7779 5.50% 3/1/2053 (a)	666	665
Fannie Mae Pool #BX8514 5.50% 3/1/2053 (a)	604	602
Fannie Mae Pool #BX8389 5.50% 3/1/2053 (a)	351	350
Fannie Mae Pool #BX9427 5.50% 3/1/2053 (a)	176	175
Fannie Mae Pool #MA4941 5.50% 3/1/2053 (a)	32	32
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	5,592	5,704
Fannie Mae Pool #MA4942 6.00% 3/1/2053 (a)	283	288
Fannie Mae Pool #BX8781 6.00% 3/1/2053 (a)	262	267
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (a)	11,128	11,114
Fannie Mae Pool #BY2795 5.50% 4/1/2053 (a)	551	551
Fannie Mae Pool #MA4980 6.00% 4/1/2053 (a)	14,411	14,640
Fannie Mae Pool #BX8415 6.00% 4/1/2053 (a)	140	143
Fannie Mae Pool #BW5278 6.00% 4/1/2053 (a)	44	45
Fannie Mae Pool #CB6131 6.50% 4/1/2053 (a)	12,940	13,491
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)	3,941	4,112
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)	3,678	3,588
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (a)	3,212	3,131
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	3,519	3,515
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (a)	91	91
Fannie Mae Pool #BY0849 5.50% 5/1/2053 (a)	21	21
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	21,413	21,802
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (a)	167	173
Fannie Mae Pool #CB6471 4.50% 6/1/2053 (a)	2,748	2,604
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (a)	75	73
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (a)	26,558	26,525
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (a)	3,604	3,587
Fannie Mae Pool #BY3521 5.50% 6/1/2053 (a)	660	659
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)	26,853	27,341
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (a)	9,289	9,458

5	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS4932 6.00% 6/1/2053 (a)	USD6,287	$6,371
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (a)	6,133	6,256
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (a)	4,481	4,570
Fannie Mae Pool #FS4775 6.00% 6/1/2053 (a)	62	63
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (a)	3,285	3,408
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (a)	1,221	1,265
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (a)	1,078	1,117
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (a)	3,877	3,054
Fannie Mae Pool #FS9167 2.50% 7/1/2053 (a)	64	53
Fannie Mae Pool #MA5130 3.00% 7/1/2053 (a)	3,666	3,132
Fannie Mae Pool #MA5131 3.50% 7/1/2053 (a)	173	154
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (a)	668	651
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	25,061	25,006
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (a)	2,630	2,676
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (a)	120	122
Fannie Mae Pool #CB6766 6.50% 7/1/2053 (a)	20,672	21,553
Fannie Mae Pool #AS0745 3.50% 8/1/2053 (a)	335	293
Fannie Mae Pool #BY8293 6.00% 8/1/2053 (a)	2,803	2,844
Fannie Mae Pool #FS5769 6.00% 9/1/2053 (a)	10,031	10,188
Fannie Mae Pool #CB7122 6.00% 9/1/2053 (a)	3,196	3,249
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (a)	187	190
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (a)	14,473	14,705
Fannie Mae Pool #FA2383 6.50% 10/1/2053 (a)	5,183	5,362
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (a)	2,697	2,795
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (a)	1,295	1,338
Fannie Mae Pool #MA5190 5.50% 11/1/2053 (a)	2,936	2,928
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (a)	258	257
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (a)	6,706	6,813
Fannie Mae Pool #CB7438 6.00% 11/1/2053 (a)	3,310	3,363
Fannie Mae Pool #CB7480 6.00% 11/1/2053 (a)	2,356	2,395
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (a)	3,728	3,860
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (a)	1,946	2,025
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (a)	149	154
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)	2,082	2,075
Fannie Mae Pool #CB7617 6.00% 12/1/2053 (a)	21,219	21,540
Fannie Mae Pool #MA5216 6.00% 12/1/2053 (a)	5,033	5,113
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (a)	3,110	3,236
Fannie Mae Pool #FS6880 6.00% 1/1/2054 (a)	7,464	7,583
Fannie Mae Pool #CB7862 6.00% 1/1/2054 (a)	2,841	2,884
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (a)	1,717	1,744
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	15,232	15,737
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)	7,004	7,293
Fannie Mae Pool #FS6763 6.50% 1/1/2054 (a)	720	749
Fannie Mae Pool #FS7990 4.00% 2/1/2054 (a)	6,265	5,738
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	135	134
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (a)	38,402	39,017
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (a)	5,173	5,276
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (a)	3,393	3,505
Fannie Mae Pool #FS7162 6.50% 2/1/2054 (a)	343	357
Fannie Mae Pool #CB8143 5.50% 3/1/2054 (a)	20,332	20,306
Fannie Mae Pool #CB8148 5.50% 3/1/2054 (a)	9,534	9,498
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (a)	10,344	10,545
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (a)	7,102	7,209
Fannie Mae Pool #CB8153 6.00% 3/1/2054 (a)	2,579	2,632
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)	2,128	2,215
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (a)	23,925	23,813
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (a)	20,912	20,879
Fannie Mae Pool #MA5331 5.50% 4/1/2054 (a)	635	632
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)	935	969
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (a)	701	712
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (a)	9,972	9,926
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (a)	974	974
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)	18,279	18,664
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	5,298	5,400
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (a)	1,602	1,628
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (a)	1,321	1,346

American Funds Mortgage Fund	6

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)	USD858	$870
Fannie Mae Pool #FS8229 6.50% 6/1/2054 (a)	5,925	6,168
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	1,876	1,941
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (a)	40	42
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (a)	3,765	3,755
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (a)	953	950
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (a)	458	456
Fannie Mae Pool #MA5420 5.50% 7/1/2054 (a)	78	78
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	24,049	24,378
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)	9,600	9,784
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)	8,551	8,715
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)	4,704	4,800
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (a)	4,073	4,156
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (a)	1,561	1,585
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (a)	1,331	1,351
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (a)	1,079	1,099
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	750	762
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	566	574
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (a)	8,230	8,564
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	7,850	8,129
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	3,970	4,133
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	3,014	3,121
Fannie Mae Pool #FS8786 6.50% 7/1/2054 (a)	1,484	1,536
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (a)	557	578
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (a)	235	229
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	12,281	12,455
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	5,558	5,633
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	4,159	4,242
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (a)	2,335	2,365
Fannie Mae Pool #DB7692 6.00% 8/1/2054 (a)	2,239	2,269
Fannie Mae Pool #FS8792 6.00% 8/1/2054 (a)	2,220	2,248
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	1,845	1,873
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	1,788	1,823
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (a)	1,484	1,505
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (a)	567	578
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (a)	559	569
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (a)	459	468
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (a)	391	397
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	386	392
Fannie Mae Pool #DC1075 6.00% 8/1/2054 (a)	206	209
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)	10,127	10,487
Fannie Mae Pool #FS8934 6.50% 8/1/2054 (a)	7,823	8,145
Fannie Mae Pool #FS8788 6.50% 8/1/2054 (a)	6,519	6,771
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (a)	5,314	5,529
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (a)	9,758	9,712
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)	7,639	7,622
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	7,492	7,455
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (a)	6,874	6,874
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (a)	5,530	5,507
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (a)	23	23
Fannie Mae Pool #DC1999 6.00% 9/1/2054 (a)	6,438	6,530
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (a)	2,646	2,695
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (a)	486	493
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (a)	317	321
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (a)	157	159
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (a)	8	8
Fannie Mae Pool #FS9204 6.50% 9/1/2054 (a)	178	183
Fannie Mae Pool #DC4451 5.50% 10/1/2054 (a)	1,312	1,308
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (a)	6,651	6,774
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (a)	5,788	5,868
Fannie Mae Pool #BU5049 6.50% 10/1/2054 (a)	2,961	3,066
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (a)	8,432	8,180
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)	5,406	5,396
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	2,205	2,191
Fannie Mae Pool #DC5696 6.00% 11/1/2054 (a)	19,613	19,867
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)	16,125	16,414

7	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #DC6459 6.00% 11/1/2054 (a)	USD278	$282
Fannie Mae Pool #DC3867 6.00% 11/1/2054 (a)	106	108
Fannie Mae Pool #MA5549 3.50% 12/1/2054 (a)	17,436	15,495
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (a)	5,359	5,210
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (a)	6,727	6,708
Fannie Mae Pool #BU5234 5.50% 12/1/2054 (a)	4,811	4,794
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (a)	41,285	41,814
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (a)	1,126	1,141
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (a)	1,086	1,100
Fannie Mae Pool #DC8824 6.00% 12/1/2054 (a)	680	690
Fannie Mae Pool #DC7781 6.50% 12/1/2054 (a)	1,717	1,773
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (a)	9,146	8,893
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (a)	1,125	1,139
Fannie Mae Pool #FP0137 6.50% 1/1/2055 (a)	93	96
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	59,190	58,820
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (a)	20,756	21,037
Fannie Mae Pool #DD1030 6.50% 2/1/2055 (a)	290	300
Fannie Mae Pool #MA5665 3.50% 3/1/2055 (a)	1,023	909
Fannie Mae Pool #FA3632 5.00% 3/1/2055 (a)	16,398	15,908
Fannie Mae Pool #FA5240 5.50% 3/1/2055 (a)	9,410	9,410
Fannie Mae Pool #DD3786 6.00% 3/1/2055 (a)	850	861
Fannie Mae Pool #DD4340 6.00% 3/1/2055 (a)	395	401
Fannie Mae Pool #190445 6.50% 3/1/2055 (a)	110	113
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (a)	237	240
Fannie Mae Pool #CC0287 6.50% 4/1/2055 (a)	110	114
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (a)	6,253	6,053
Fannie Mae Pool #DD7817 5.50% 5/1/2055 (a)	2,431	2,411
Fannie Mae Pool #FA1730 6.00% 5/1/2055 (a)	13,445	13,627
Fannie Mae Pool #DD8500 6.00% 5/1/2055 (a)	6,526	6,612
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (a)	3,220	3,118
Fannie Mae Pool #BV1724 6.50% 6/1/2055 (a)	902	930
Fannie Mae Pool #MA5763 7.00% 7/1/2055 (a)	4,925	5,158
Fannie Mae Pool #BV6163 3.50% 8/1/2055 (a)	687	610
Fannie Mae Pool #CC0859 5.50% 8/1/2055 (a)	4,396	4,386
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (a)	1,208	1,228
Fannie Mae Pool #MA5795 7.00% 8/1/2055 (a)	11,398	11,936
Fannie Mae Pool #FA2203 7.00% 8/1/2055 (a)	4,000	4,189
Fannie Mae Pool #MA5846 7.00% 8/1/2055 (a)	1,425	1,464
Fannie Mae Pool #MA5825 7.00% 9/1/2055 (a)	12,824	13,430
Fannie Mae Pool #DF0024 6.50% 10/1/2055 (a)	28	29
Fannie Mae Pool #FA4427 7.00% 10/1/2055 (a)	3,960	4,147
Fannie Mae Pool #MA5906 3.50% 12/1/2055 (a)	6,943	6,169
Fannie Mae Pool #MA5908 4.50% 12/1/2055 (a)	883	830
Fannie Mae Pool #BW2544 7.00% 2/1/2056 (a)	28	30
Fannie Mae Pool #CC3125 7.00% 5/1/2056 (a)	500	525
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (a)	15,770	14,492
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (a)	2,557	2,245
Fannie Mae Pool #BM6693 3.50% 8/1/2059 (a)	42,452	37,266
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (a)	1,655	1,452
Fannie Mae Pool #BF0480 3.50% 6/1/2060 (a)	1,047	923
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	1,308	1,096
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (a)	21,174	16,841
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	3,404	3,195
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (a)	16,775	13,966
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (a)	99,390	86,597
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (a)	5,126	4,466
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (a)	6,297	5,683
FARM Mortgage Trust, Series 2024-1, Class A, 4.654% 10/1/2053 (a)(c)(d)	15,110	14,231
FARM Mortgage Trust, Series 2024-2, Class A1, 5.191% 8/1/2054 (a)(c)(d)	6,731	6,655
Freddie Mac Pool #ZA2045 6.50% 1/1/2028 (a)	1	1
Freddie Mac Pool #ZA2066 6.50% 3/1/2028 (a)	4	4
Freddie Mac Pool #ZA2096 6.50% 11/1/2028 (a)	— (b)	— (b)
Freddie Mac Pool #ZS8675 2.50% 11/1/2032 (a)	4	4
Freddie Mac Pool #C91593 2.50% 12/1/2032 (a)	16	15
Freddie Mac Pool #ZS0839 6.50% 12/1/2032 (a)	3	3
Freddie Mac Pool #ZS8087 2.50% 4/1/2033 (a)	11	11

American Funds Mortgage Fund	8

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #C91720 2.50% 8/1/2033 (a)	USD29	$27
Freddie Mac Pool #ZS8710 3.00% 8/1/2033 (a)	1	1
Freddie Mac Pool #SB8041 3.00% 4/1/2035 (a)	— (b)	— (b)
Freddie Mac Pool #ZS4189 6.50% 6/1/2035 (a)	— (b)	— (b)
Freddie Mac Pool #K93558 4.00% 5/1/2036 (a)	319	307
Freddie Mac Pool #C91877 4.00% 5/1/2036 (a)	200	192
Freddie Mac Pool #C91899 4.00% 9/1/2036 (a)	314	301
Freddie Mac Pool #QO0557 2.50% 7/1/2037 (a)	1,796	1,657
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (a)	138	127
Freddie Mac Pool #ZS1825 6.00% 1/1/2038 (a)	37	38
Freddie Mac Pool #RB5113 1.50% 6/1/2041 (a)	103,992	86,743
Freddie Mac Pool #RB5115 2.50% 6/1/2041 (a)	20,393	17,987
Freddie Mac Pool #QK1181 2.00% 11/1/2041 (a)	1,682	1,438
Freddie Mac Pool #RB5138 2.00% 12/1/2041 (a)	21,207	18,126
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)	6,505	5,548
Freddie Mac Pool #RB5148 2.00% 3/1/2042 (a)	13,986	11,923
Freddie Mac Pool #RB5153 2.00% 4/1/2042 (a)	1,993	1,699
Freddie Mac Pool #ZL5084 4.00% 2/1/2043 (a)	7	7
Freddie Mac Pool #ZL5693 3.50% 4/1/2043 (a)	109	101
Freddie Mac Pool #ZL5891 3.50% 5/1/2043 (a)	286	265
Freddie Mac Pool #ZL6206 3.50% 6/1/2043 (a)	122	112
Freddie Mac Pool #ZL8486 3.50% 9/1/2044 (a)	1,157	1,058
Freddie Mac Pool #ZS4616 2.50% 5/1/2045 (a)	97	83
Freddie Mac Pool #760014 4.634% 8/1/2045 (a)(d)	705	689
Freddie Mac Pool #ZS9495 3.50% 10/1/2045 (a)	3,427	3,143
Freddie Mac Pool #ZT0528 3.50% 8/1/2046 (a)	1,287	1,176
Freddie Mac Pool #ZM1663 2.50% 9/1/2046 (a)	10	9
Freddie Mac Pool #ZA3216 3.50% 9/1/2046 (a)	35	32
Freddie Mac Pool #ZM1953 2.50% 10/1/2046 (a)	25	21
Freddie Mac Pool #ZM2569 2.50% 1/1/2047 (a)	37	31
Freddie Mac Pool #ZM2445 3.50% 1/1/2047 (a)	4,940	4,450
Freddie Mac Pool #ZS4711 2.50% 2/1/2047 (a)	39	33
Freddie Mac Pool #ZM3071 3.50% 4/1/2047 (a)	221	199
Freddie Mac Pool #ZA4953 2.50% 7/1/2047 (a)	10	9
Freddie Mac Pool #ZA3240 4.00% 9/1/2047 (a)	502	463
Freddie Mac Pool #ZM4549 3.50% 10/1/2047 (a)	233	209
Freddie Mac Pool #ZM4706 3.50% 11/1/2047 (a)	595	539
Freddie Mac Pool #ZM5995 3.50% 3/1/2048 (a)	401	363
Freddie Mac Pool #ZM5820 3.50% 3/1/2048 (a)	200	181
Freddie Mac Pool #ZM5824 3.50% 3/1/2048 (a)	200	181
Freddie Mac Pool #ZM5819 3.50% 3/1/2048 (a)	173	156
Freddie Mac Pool #ZM5860 3.50% 3/1/2048 (a)	111	101
Freddie Mac Pool #ZM5861 3.50% 3/1/2048 (a)	98	88
Freddie Mac Pool #ZM5818 3.50% 3/1/2048 (a)	91	83
Freddie Mac Pool #ZM5886 3.50% 3/1/2048 (a)	64	58
Freddie Mac Pool #ZM5817 3.50% 3/1/2048 (a)	51	46
Freddie Mac Pool #ZT0539 4.00% 3/1/2048 (a)	9,757	9,088
Freddie Mac Pool #ZM5999 3.50% 4/1/2048 (a)	53	48
Freddie Mac Pool #ZM6462 4.00% 5/1/2048 (a)	110	103
Freddie Mac Pool #ZM6576 4.00% 5/1/2048 (a)	92	86
Freddie Mac Pool #ZM6461 4.00% 5/1/2048 (a)	48	45
Freddie Mac Pool #ZM6827 3.50% 6/1/2048 (a)	116	105
Freddie Mac Pool #ZM6826 3.50% 6/1/2048 (a)	70	63
Freddie Mac Pool #ZM6828 3.50% 6/1/2048 (a)	51	46
Freddie Mac Pool #ZM6835 4.00% 6/1/2048 (a)	502	467
Freddie Mac Pool #ZM7244 4.50% 7/1/2048 (a)	81	78
Freddie Mac Pool #ZM8137 4.50% 9/1/2048 (a)	883	850
Freddie Mac Pool #ZM8162 4.50% 9/1/2048 (a)	417	402
Freddie Mac Pool #ZM8110 4.50% 9/1/2048 (a)	279	268
Freddie Mac Pool #ZT2472 4.50% 10/1/2048 (a)	3,853	3,678
Freddie Mac Pool #QA0284 3.50% 6/1/2049 (a)	1,335	1,207
Freddie Mac Pool #SD7503 3.50% 8/1/2049 (a)	6,179	5,580
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)	205	185
Freddie Mac Pool #RA1580 3.50% 10/1/2049 (a)	3,180	2,879
Freddie Mac Pool #RA1463 3.50% 10/1/2049 (a)	3,058	2,768
Freddie Mac Pool #SD0187 3.00% 1/1/2050 (a)	2,345	2,046

9	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA1996 3.50% 1/1/2050 (a)	USD2,953	$2,655
Freddie Mac Pool #SD7512 3.00% 2/1/2050 (a)	9,195	7,998
Freddie Mac Pool #QA7102 3.00% 2/1/2050 (a)	914	781
Freddie Mac Pool #RA2797 3.00% 6/1/2050 (a)	135	115
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	389	336
Freddie Mac Pool #SI2062 2.00% 9/1/2050 (a)	39,384	31,274
Freddie Mac Pool #SI2080 2.00% 10/1/2050 (a)	41,822	33,210
Freddie Mac Pool #RA3808 2.00% 10/1/2050 (a)	64	50
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (a)	32,350	25,587
Freddie Mac Pool #QB5019 2.00% 11/1/2050 (a)	2,607	2,043
Freddie Mac Pool #QB5275 2.00% 11/1/2050 (a)	918	718
Freddie Mac Pool #RA3952 2.00% 11/1/2050 (a)	270	211
Freddie Mac Pool #QB5949 2.00% 11/1/2050 (a)	47	37
Freddie Mac Pool #QB6480 2.00% 12/1/2050 (a)	1,293	1,013
Freddie Mac Pool #QB6228 2.00% 12/1/2050 (a)	921	721
Freddie Mac Pool #QB6579 2.00% 12/1/2050 (a)	110	86
Freddie Mac Pool #QB7148 2.00% 12/1/2050 (a)	36	28
Freddie Mac Pool #RA4352 2.00% 1/1/2051 (a)	22,226	17,580
Freddie Mac Pool #QB8132 2.00% 1/1/2051 (a)	1,892	1,481
Freddie Mac Pool #QB7817 2.00% 1/1/2051 (a)	976	764
Freddie Mac Pool #QB7858 2.00% 1/1/2051 (a)	704	551
Freddie Mac Pool #QB7230 2.00% 1/1/2051 (a)	197	154
Freddie Mac Pool #QB9090 2.00% 2/1/2051 (a)	142	111
Freddie Mac Pool #QB8972 2.00% 2/1/2051 (a)	134	105
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	132	104
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	220	174
Freddie Mac Pool #SD0537 2.00% 3/1/2051 (a)	199	156
Freddie Mac Pool #QC0203 2.00% 3/1/2051 (a)	31	24
Freddie Mac Pool #QB9836 2.50% 3/1/2051 (a)	853	698
Freddie Mac Pool #RA5054 2.00% 4/1/2051 (a)	129,351	102,189
Freddie Mac Pool #SD0934 2.00% 4/1/2051 (a)	465	363
Freddie Mac Pool #QC0619 2.00% 4/1/2051 (a)	98	77
Freddie Mac Pool #SD0566 2.50% 4/1/2051 (a)	10,586	8,669
Freddie Mac Pool #SD0571 2.50% 4/1/2051 (a)	937	767
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	22,800	18,055
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (a)	9,394	7,351
Freddie Mac Pool #RA5204 2.00% 5/1/2051 (a)	913	715
Freddie Mac Pool #SD3984 2.00% 5/1/2051 (a)	822	643
Freddie Mac Pool #QC2062 2.00% 5/1/2051 (a)	40	31
Freddie Mac Pool #QC1665 2.00% 5/1/2051 (a)	33	26
Freddie Mac Pool #RA5259 2.50% 5/1/2051 (a)	4,039	3,348
Freddie Mac Pool #RA5286 2.50% 5/1/2051 (a)	211	173
Freddie Mac Pool #QC2537 2.00% 6/1/2051 (a)	3,846	3,009
Freddie Mac Pool #QC3259 2.00% 6/1/2051 (a)	1,042	816
Freddie Mac Pool #SD1852 2.50% 6/1/2051 (a)	8,572	7,012
Freddie Mac Pool #QC4911 2.00% 7/1/2051 (a)	1,465	1,146
Freddie Mac Pool #QC4418 2.00% 7/1/2051 (a)	80	62
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (a)	17,918	15,575
Freddie Mac Pool #SD0718 2.50% 8/1/2051 (a)	596	488
Freddie Mac Pool #QC9779 2.00% 9/1/2051 (a)	1,114	871
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (a)	3,615	3,024
Freddie Mac Pool #RA5921 2.50% 9/1/2051 (a)	1,721	1,428
Freddie Mac Pool #QC6921 2.50% 9/1/2051 (a)	794	650
Freddie Mac Pool #QC7626 3.00% 9/1/2051 (a)	9,691	8,312
Freddie Mac Pool #QD0086 2.00% 10/1/2051 (a)	877	686
Freddie Mac Pool #QC8499 2.00% 10/1/2051 (a)	87	68
Freddie Mac Pool #QC8196 2.50% 10/1/2051 (a)	2,776	2,272
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (a)	895	733
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (a)	13,057	11,223
Freddie Mac Pool #SD0740 3.50% 10/1/2051 (a)	2,790	2,480
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)	5,354	4,231
Freddie Mac Pool #QD1457 2.00% 11/1/2051 (a)	1,524	1,191
Freddie Mac Pool #QD0195 2.00% 11/1/2051 (a)	1,177	920
Freddie Mac Pool #RA6237 2.00% 11/1/2051 (a)	1,134	887
Freddie Mac Pool #QD3173 2.00% 11/1/2051 (a)	141	110
Freddie Mac Pool #SD7548 2.50% 11/1/2051 (a)	7,269	6,080

American Funds Mortgage Fund	10

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	USD4,753	$3,962
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (a)	746	587
Freddie Mac Pool #QD2437 2.00% 12/1/2051 (a)	537	425
Freddie Mac Pool #QD3473 2.00% 12/1/2051 (a)	141	110
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (a)	2,789	2,280
Freddie Mac Pool #SD8183 2.50% 12/1/2051 (a)	2,538	2,089
Freddie Mac Pool #RA6493 2.50% 12/1/2051 (a)	212	173
Freddie Mac Pool #QD2929 4.00% 12/1/2051 (a)	566	522
Freddie Mac Pool #QD5035 2.00% 1/1/2052 (a)	8,023	6,270
Freddie Mac Pool #QD7144 2.00% 1/1/2052 (a)	1,104	863
Freddie Mac Pool #QD3751 2.00% 1/1/2052 (a)	699	546
Freddie Mac Pool #QD4465 2.00% 1/1/2052 (a)	492	385
Freddie Mac Pool #SD1403 2.00% 1/1/2052 (a)	283	222
Freddie Mac Pool #QD4747 2.00% 1/1/2052 (a)	244	191
Freddie Mac Pool #QD5262 2.00% 1/1/2052 (a)	223	176
Freddie Mac Pool #QD6009 2.00% 1/1/2052 (a)	36	28
Freddie Mac Pool #SD0838 2.00% 1/1/2052 (a)	29	23
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (a)	678	555
Freddie Mac Pool #SD2269 3.00% 1/1/2052 (a)	270	230
Freddie Mac Pool #RA6767 2.00% 2/1/2052 (a)	18,445	14,496
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (a)	11,334	8,858
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (a)	1,352	1,064
Freddie Mac Pool #QD6836 2.00% 2/1/2052 (a)	784	617
Freddie Mac Pool #QD6139 2.00% 2/1/2052 (a)	749	585
Freddie Mac Pool #QD6549 2.00% 2/1/2052 (a)	702	549
Freddie Mac Pool #RA6913 2.00% 2/1/2052 (a)	258	203
Freddie Mac Pool #SD3445 2.00% 2/1/2052 (a)	46	36
Freddie Mac Pool #QD9124 2.00% 2/1/2052 (a)	45	35
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)	20,719	18,690
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	281	251
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (a)	28,396	22,345
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (a)	11,723	9,224
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (a)	1,674	1,319
Freddie Mac Pool #SD4071 2.00% 3/1/2052 (a)	317	248
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (a)	154	121
Freddie Mac Pool #QE3078 2.00% 3/1/2052 (a)	21	16
Freddie Mac Pool #SD7553 3.00% 3/1/2052 (a)	5,691	4,945
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (a)	1,558	1,226
Freddie Mac Pool #SD8211 2.00% 5/1/2052 (a)	23	18
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	81,435	69,640
Freddie Mac Pool #SL3664 2.00% 6/1/2052 (a)	2,980	2,351
Freddie Mac Pool #SD6496 2.00% 6/1/2052 (a)	1,818	1,432
Freddie Mac Pool #RA7510 3.50% 6/1/2052 (a)	2,179	1,936
Freddie Mac Pool #QE5610 3.50% 6/1/2052 (a)	354	315
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (a)	10,185	9,669
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (a)	32,404	26,499
Freddie Mac Pool #SL0012 3.50% 7/1/2052 (a)	27	24
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (a)	2,106	1,658
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (a)	180	156
Freddie Mac Pool #QE7537 4.50% 8/1/2052 (a)	7,826	7,429
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (a)	9,491	8,111
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)	2,288	2,234
Freddie Mac Pool #SD8256 4.00% 10/1/2052 (a)	12,535	11,527
Freddie Mac Pool #QF1560 4.00% 10/1/2052 (a)	118	109
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (a)	8,262	8,267
Freddie Mac Pool #QF2363 4.50% 11/1/2052 (a)	33,102	31,381
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (a)	30,499	29,209
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (a)	11,835	11,785
Freddie Mac Pool #QF2862 6.50% 11/1/2052 (a)	16	17
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (a)	2,430	2,078
Freddie Mac Pool #RA8517 3.00% 1/1/2053 (a)	10	9
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (a)	491	479
Freddie Mac Pool #QF5680 5.50% 1/1/2053 (a)	576	574
Freddie Mac Pool #SD8290 6.00% 1/1/2053 (a)	2,535	2,577
Freddie Mac Pool #SD2601 2.50% 2/1/2053 (a)	270	222
Freddie Mac Pool #QF7144 5.50% 2/1/2053 (a)	660	657

11	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QF8686 5.50% 2/1/2053 (a)	USD287	$286
Freddie Mac Pool #SD8301 6.00% 2/1/2053 (a)	1,888	1,919
Freddie Mac Pool #QF8462 5.50% 3/1/2053 (a)	2,459	2,448
Freddie Mac Pool #QF8554 5.50% 3/1/2053 (a)	422	420
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)	5,652	5,508
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (a)	1,361	1,326
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)	4,936	4,929
Freddie Mac Pool #QG1023 5.50% 4/1/2053 (a)	694	690
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (a)	1,239	1,208
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (a)	10,489	10,476
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (a)	1,086	1,080
Freddie Mac Pool #QG3365 5.50% 5/1/2053 (a)	525	523
Freddie Mac Pool #QG1875 5.50% 5/1/2053 (a)	184	183
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (a)	14,484	14,747
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (a)	3,611	3,686
Freddie Mac Pool #QG3376 6.00% 5/1/2053 (a)	191	193
Freddie Mac Pool #QG1921 6.50% 5/1/2053 (a)	135	140
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (a)	69	67
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	24,410	24,380
Freddie Mac Pool #SD8332 6.00% 6/1/2053 (a)	22,037	22,438
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)	3,778	3,861
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)	3,316	3,383
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)	2,369	2,416
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)	2,124	2,189
Freddie Mac Pool #SD3240 6.00% 6/1/2053 (a)	1,333	1,358
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (a)	701	727
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (a)	637	660
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (a)	606	633
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (a)	572	596
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (a)	413	431
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (a)	312	326
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (a)	212	220
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (a)	173	181
Freddie Mac Pool #QG9049 3.00% 7/1/2053 (a)	760	651
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)	36	35
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)(e)	103,645	103,418
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	3,459	3,451
Freddie Mac Pool #QG7363 6.00% 7/1/2053 (a)	11,621	11,792
Freddie Mac Pool #SD3553 6.00% 7/1/2053 (a)	3,251	3,306
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (a)	1,234	1,260
Freddie Mac Pool #SD3356 6.00% 7/1/2053 (a)	904	920
Freddie Mac Pool #SD8359 3.50% 8/1/2053 (a)	863	766
Freddie Mac Pool #SD3620 5.50% 8/1/2053 (a)	11,500	11,462
Freddie Mac Pool #RA9636 6.00% 8/1/2053 (a)	4,807	4,887
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (a)	365	370
Freddie Mac Pool #QG9115 6.50% 8/1/2053 (a)	77	80
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (a)	98	98
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (a)	27,215	27,668
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (a)	8,850	9,042
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (a)	703	715
Freddie Mac Pool #SL1562 3.00% 10/1/2053 (a)	7,851	6,714
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)	19,421	19,732
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (a)	18,050	18,327
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (a)	31,132	30,328
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (a)	46,181	47,698
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)	2,742	2,842
Freddie Mac Pool #SD4842 6.00% 12/1/2053 (a)	2,064	2,097
Freddie Mac Pool #SD8385 6.50% 12/1/2053 (a)	2,315	2,393
Freddie Mac Pool #SD6284 2.00% 1/1/2054 (a)	2,960	2,329
Freddie Mac Pool #QH8513 2.00% 1/1/2054 (a)	315	246
Freddie Mac Pool #QH8426 3.50% 1/1/2054 (a)	334	297
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (a)	510	518
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)	3,180	3,287
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)	798	824
Freddie Mac Pool #SD4614 6.50% 1/1/2054 (a)	358	373
Freddie Mac Pool #QH7865 6.50% 1/1/2054 (a)	43	45

American Funds Mortgage Fund	12

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (a)	USD15	$15
Freddie Mac Pool #SD4964 6.00% 2/1/2054 (a)	13,040	13,315
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (a)	3,931	3,991
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (a)	2,322	2,357
Freddie Mac Pool #SL2362 6.50% 2/1/2054 (a)	5,977	6,219
Freddie Mac Pool #RJ0856 6.50% 2/1/2054 (a)	5,142	5,311
Freddie Mac Pool #RJ1066 5.50% 3/1/2054 (a)	9,352	9,338
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (a)	5	5
Freddie Mac Pool #RJ1076 6.00% 3/1/2054 (a)	1,544	1,567
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (a)	193	200
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	4,659	4,651
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	881	877
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (a)	9,988	10,175
Freddie Mac Pool #RJ1348 6.00% 4/1/2054 (a)	1,289	1,314
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (a)	666	678
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)	3,279	3,414
Freddie Mac Pool #RJ1419 5.50% 5/1/2054 (a)	5,043	5,032
Freddie Mac Pool #RJ1429 6.00% 5/1/2054 (a)	14,452	14,734
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (a)	909	928
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	200	202
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (a)	6,053	6,267
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (a)	1,658	1,612
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (a)	5,561	5,548
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (a)	1,155	1,156
Freddie Mac Pool #SD8438 5.50% 6/1/2054 (a)	303	302
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (a)	19,148	19,516
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (a)	6,139	6,258
Freddie Mac Pool #SD5719 6.00% 6/1/2054 (a)	5,703	5,789
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (a)	4,543	4,638
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (a)	24	24
Freddie Mac Pool #SD5706 6.50% 6/1/2054 (a)	6,786	7,025
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)	3,492	3,636
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (a)	2,599	2,691
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)	1,362	1,418
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (a)	12,735	12,672
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (a)	1,944	1,939
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (a)	255	254
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)	39,347	39,940
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)	15,486	15,783
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)	13,850	14,194
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (a)	6,226	6,326
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	4,020	4,085
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)	3,759	3,831
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (a)	1,303	1,323
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (a)	1,185	1,203
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (a)	39,522	40,777
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)	10,455	10,810
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (a)	5,555	5,783
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (a)	4,633	4,821
Freddie Mac Pool #RJ2525 6.50% 7/1/2054 (a)	1,853	1,912
Freddie Mac Pool #RJ2700 6.50% 7/1/2054 (a)	928	957
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (a)	3,441	3,348
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (a)	2,295	2,231
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (a)	2,171	2,109
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (a)	5,140	5,116
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (a)	2,991	2,976
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (a)	2,963	2,955
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)	2,927	2,923
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (a)	537	535
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	17,641	17,891
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	9,502	9,636
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	8,269	8,386
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (a)	3,694	3,768
Freddie Mac Pool #SD6045 6.00% 8/1/2054 (a)	3,027	3,089
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	2,378	2,413
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (a)	162	165

13	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)	USD6,640	$6,857
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)	6,037	6,251
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	3,845	3,982
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)	3,344	3,451
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)	2,276	2,369
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)	1,729	1,800
Freddie Mac Pool #QJ4825 5.00% 9/1/2054 (a)	3,099	3,007
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (a)	6,090	6,062
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (a)	2,558	2,558
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (a)	2,325	2,320
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (a)	668	668
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (a)	50	50
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	9,260	9,432
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (a)	4,963	5,033
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	4,577	4,663
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	4,453	4,546
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	4,412	4,501
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	2,520	2,556
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (a)	9,934	10,287
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (a)	3,260	3,365
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)	2,531	2,635
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (a)	2,359	2,454
Freddie Mac Pool #SD6531 6.50% 9/1/2054 (a)	2,158	2,247
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)	1,012	1,048
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (a)	384	398
Freddie Mac Pool #QJ6339 3.50% 10/1/2054 (a)	33	30
Freddie Mac Pool #RJ2664 5.00% 10/1/2054 (a)	50	49
Freddie Mac Pool #RJ2625 5.50% 10/1/2054 (a)	15,534	15,466
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	645	642
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (a)	4,396	4,150
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (a)	11,424	11,093
Freddie Mac Pool #QJ7708 5.00% 11/1/2054 (a)	780	757
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (a)	19,427	19,312
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	11,893	11,819
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (a)	1,151	1,167
Freddie Mac Pool #QJ9527 6.00% 11/1/2054 (a)	97	98
Freddie Mac Pool #QJ8303 6.00% 11/1/2054 (a)	51	52
Freddie Mac Pool #RJ3012 5.00% 12/1/2054 (a)	26,387	25,681
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)	20,548	19,978
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (a)	8,128	7,863
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (a)	4,660	4,531
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (a)	1,539	1,496
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (a)	863	838
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	244	242
Freddie Mac Pool #QX0553 6.00% 12/1/2054 (a)	5,510	5,582
Freddie Mac Pool #QX1463 6.00% 12/1/2054 (a)	3,540	3,590
Freddie Mac Pool #QX0384 6.00% 12/1/2054 (a)	1,783	1,817
Freddie Mac Pool #SD8500 3.50% 1/1/2055 (a)	7,211	6,408
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (a)	133	132
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)	57,320	58,137
Freddie Mac Pool #QX2593 6.00% 1/1/2055 (a)	39,385	39,976
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)	3,569	3,365
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	38,539	39,060
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (a)	5,134	5,227
Freddie Mac Pool #QX6717 6.00% 2/1/2055 (a)	101	103
Freddie Mac Pool #QX6697 6.50% 2/1/2055 (a)	124	128
Freddie Mac Pool #SD8520 3.50% 3/1/2055 (a)	859	763
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (a)	5	5
Freddie Mac Pool #QX8785 6.50% 3/1/2055 (a)	466	482
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (a)	3,023	2,927
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (a)	2,083	2,110
Freddie Mac Pool #QY0775 6.00% 4/1/2055 (a)	817	828
Freddie Mac Pool #QY2226 6.00% 4/1/2055 (a)	814	824
Freddie Mac Pool #SL1863 6.50% 4/1/2055 (a)	170	175
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (a)	5,807	5,622
Freddie Mac Pool #QY3029 5.50% 5/1/2055 (a)	1,347	1,336

American Funds Mortgage Fund	14

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (a)	USD964	$977
Freddie Mac Pool #QY2211 6.50% 5/1/2055 (a)	185	191
Freddie Mac Pool #QY8196 3.50% 6/1/2055 (a)	726	645
Freddie Mac Pool #RQ0017 3.50% 6/1/2055 (a)	119	105
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	3,422	3,313
Freddie Mac Pool #QY5947 6.00% 6/1/2055 (a)	224	227
Freddie Mac Pool #QY6148 6.50% 6/1/2055 (a)	118	122
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (a)	1,173	1,188
Freddie Mac Pool #SL1959 6.50% 7/1/2055 (a)	24,894	25,671
Freddie Mac Pool #RJ4710 6.50% 8/1/2055 (a)	1,971	2,037
Freddie Mac Pool #SL2647 6.50% 9/1/2055 (a)	9,114	9,464
Freddie Mac Pool #RQ0062 4.50% 11/1/2055 (a)	1,802	1,695
Freddie Mac Pool #SL5268 6.50% 11/1/2055 (a)	1,752	1,810
Freddie Mac Pool #RQ0074 4.50% 12/1/2055 (a)	10,966	10,313
Freddie Mac Pool #SL3368 6.00% 12/1/2055 (a)	16,944	17,173
Freddie Mac Pool #RQ0078 6.50% 12/1/2055 (a)	12,451	12,837
Freddie Mac Pool #RQ0081 3.50% 1/1/2056 (a)	1,612	1,432
Freddie Mac Pool #TA3866 6.50% 1/1/2056 (a)	248	256
Freddie Mac Pool #RQ0094 5.00% 2/1/2056 (a)	89,491	86,507
Freddie Mac Pool #RJ7223 5.50% 8/1/2056 (a)	29,308	29,161
Freddie Mac Pool #RJ7217 5.50% 8/1/2056 (a)	18,829	18,676
Freddie Mac Pool #SL6262 6.00% 8/1/2056 (a)	16,988	17,325
Freddie Mac Pool #RJ7466 5.50% 9/1/2056 (a)	33,443	33,276
Freddie Mac Pool #RJ7463 5.50% 9/1/2056 (a)	16,048	16,008
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)	24,000	23,789
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)	1,859	1,721
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (a)	3,570	3,039
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056 (a)(d)	7,041	6,563
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)	538	460
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)	2,234	2,076
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(d)	2,116	1,957
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)	3,304	2,765
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)(d)	668	640
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (a)	1,121	983
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (a)	386	368
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (a)	939	818
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)	572	502
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064 (a)	53,042	45,069
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (a)	3,140	3,071
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2021-2, Class AC, 2.00% 9/25/2030 (a)	25,054	22,560
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-3, Class AC, 2.00% 11/25/2030 (a)	23,611	21,179
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2021-1, Class AC, 2.25% 5/26/2031 (a)	23,595	21,305
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2021-2, Class AD, 2.00% 7/25/2031 (a)	20,184	17,842
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	19,258	18,160
Government National Mortgage Assn. 4.50% 9/1/2056 (a)(f)	38,001	35,604
Government National Mortgage Assn. 4.50% 10/1/2056 (a)(f)	138,365	129,517
Government National Mortgage Assn. Pool #778205 4.00% 3/20/2032 (a)	148	147
Government National Mortgage Assn. Pool #778208 4.00% 5/20/2032 (a)	183	180
Government National Mortgage Assn. Pool #796771 6.50% 10/20/2032 (a)	116	119
Government National Mortgage Assn. Pool #AD0867 4.25% 4/20/2034 (a)	369	359
Government National Mortgage Assn. Pool #AH5896 3.75% 7/20/2034 (a)	387	371
Government National Mortgage Assn. Pool #AH5904 3.25% 2/20/2035 (a)	577	546
Government National Mortgage Assn. Pool #AH5907 3.25% 4/20/2035 (a)	582	549
Government National Mortgage Assn. Pool #AH5908 3.25% 5/20/2035 (a)	868	818
Government National Mortgage Assn. Pool #AC2887 5.00% 7/20/2035 (a)	69	69
Government National Mortgage Assn. Pool #AH5911 3.25% 8/20/2035 (a)	1,247	1,143
Government National Mortgage Assn. Pool #AA7288 3.75% 6/20/2037 (a)	211	199
Government National Mortgage Assn. Pool #773549 6.50% 12/20/2038 (a)	63	65
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (a)	670	683
Government National Mortgage Assn. Pool #AH5905 3.25% 1/20/2040 (a)	457	403
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040 (a)	668	672
Government National Mortgage Assn. Pool #AH5909 3.25% 5/20/2040 (a)	205	180
Government National Mortgage Assn. Pool #AH5912 3.25% 8/20/2040 (a)	407	359
Government National Mortgage Assn. Pool #AC2904 4.50% 5/20/2041 (a)	300	292
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041 (a)	523	520
Government National Mortgage Assn. Pool #MA0274 4.50% 7/20/2041 (a)	177	168

15	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #005158 5.00% 8/20/2041 (a)	USD359	$349
Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041 (a)	39	40
Government National Mortgage Assn. Pool #MA0273 4.00% 9/20/2041 (a)	383	356
Government National Mortgage Assn. Pool #AB3621 4.50% 9/20/2041 (a)	92	90
Government National Mortgage Assn. Pool #AE5743 5.00% 9/20/2041 (a)	694	689
Government National Mortgage Assn. Pool #MA0310 4.50% 10/20/2041 (a)	274	261
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (a)	361	351
Government National Mortgage Assn. Pool #793043 2.75% 1/15/2042 (a)	181	161
Government National Mortgage Assn. Pool #799829 2.75% 2/15/2042 (a)	147	129
Government National Mortgage Assn. Pool #AB2159 4.50% 3/20/2042 (a)	379	368
Government National Mortgage Assn. Pool #770241 4.00% 5/20/2042 (a)	262	246
Government National Mortgage Assn. Pool #792276 3.50% 6/15/2042 (a)	133	123
Government National Mortgage Assn. Pool #770242 4.00% 6/20/2042 (a)	333	313
Government National Mortgage Assn. Pool #AC2872 4.00% 6/20/2042 (a)	94	90
Government National Mortgage Assn. Pool #799343 3.50% 7/15/2042 (a)	273	254
Government National Mortgage Assn. Pool #AB1330 2.75% 8/15/2042 (a)	91	79
Government National Mortgage Assn. Pool #AB1591 2.75% 9/15/2042 (a)	167	148
Government National Mortgage Assn. Pool #AG5105 3.50% 9/20/2043 (a)	241	221
Government National Mortgage Assn. Pool #AG5106 4.00% 9/20/2043 (a)	335	313
Government National Mortgage Assn. Pool #AA7306 3.50% 11/20/2043 (a)	446	408
Government National Mortgage Assn. Pool #AH5880 3.75% 5/20/2044 (a)	747	689
Government National Mortgage Assn. Pool #AH5881 4.25% 5/20/2044 (a)	343	324
Government National Mortgage Assn. Pool #MA3727 4.00% 6/20/2046 (a)	699	638
Government National Mortgage Assn. Pool #MA4511 4.00% 6/20/2047 (a)	2,520	2,342
Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049 (a)	202	193
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (a)	5	5
Government National Mortgage Assn. Pool #MA6709 2.50% 6/20/2050 (a)	41	34
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	6,745	5,424
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050 (a)	4,588	3,836
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	17,697	14,232
Government National Mortgage Assn. Pool #MA7192 2.00% 2/20/2051 (a)	141,020	113,404
Government National Mortgage Assn. Pool #MA7533 2.00% 8/20/2051 (a)	8,982	7,217
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	51,208	42,680
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	5,546	4,630
Government National Mortgage Assn. Pool #785792 2.50% 12/20/2051 (a)	68,325	56,989
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (a)	5,270	4,391
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (a)	2,402	2,013
Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052 (a)	1,879	1,567
Government National Mortgage Assn. Pool #MA7880 2.00% 2/20/2052 (a)	8,232	6,612
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)	11,791	9,879
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (a)	7,644	6,402
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (a)	6,895	5,805
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (a)	4,501	3,767
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	4,307	3,752
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (a)	3,485	2,919
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	3,258	2,838
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	18,803	16,742
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	7,137	6,575
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (a)	5,304	4,884
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (a)	3,333	3,070
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (a)	15,349	14,548
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	1,616	1,472
Government National Mortgage Assn. Pool #MB0147 5.50% 1/20/2055 (a)	2,112	2,106
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (a)	1,374	1,370
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (a)	7,916	7,886
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (a)	5,311	5,289
Government National Mortgage Assn. Pool #MB0556 5.50% 8/20/2055 (a)	1,580	1,573
Government National Mortgage Assn. Pool #773441 5.20% 4/20/2062 (a)	— (b)	— (b)
Government National Mortgage Assn. Pool #AQ8290 4.927% 2/20/2066 (a)	1	1
Government National Mortgage Assn. Pool #AQ8292 5.197% 2/20/2066 (a)	1	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	7,418	5,354
Government National Mortgage Assn., Series 2016-H13, Class IO, interest only, 0.456% 5/20/2066 (a)(d)	1,504	24
Uniform Mortgage-Backed Security 2.50% 9/1/2041 (a)(f)	8,572	7,897
Uniform Mortgage-Backed Security 3.50% 9/1/2041 (a)(f)	10,000	9,391
Uniform Mortgage-Backed Security 4.00% 9/1/2041 (a)(f)	11,000	10,526
Uniform Mortgage-Backed Security 5.00% 9/1/2041 (a)(f)	20,000	19,909

American Funds Mortgage Fund	16

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 2.50% 10/1/2041 (a)(f)	USD3,578	$3,295
Uniform Mortgage-Backed Security 2.00% 9/1/2056 (a)(f)	82,684	64,526
Uniform Mortgage-Backed Security 2.50% 9/1/2056 (a)(f)	292,531	238,847
Uniform Mortgage-Backed Security 3.00% 9/1/2056 (a)(f)	153,102	130,603
Uniform Mortgage-Backed Security 3.50% 9/1/2056 (a)(f)	70,066	62,192
Uniform Mortgage-Backed Security 4.00% 9/1/2056 (a)(f)	152,644	139,401
Uniform Mortgage-Backed Security 4.50% 9/1/2056 (a)(f)	14,415	13,541
Uniform Mortgage-Backed Security 5.00% 9/1/2056 (a)(f)	85,697	82,731
Uniform Mortgage-Backed Security 5.50% 9/1/2056 (a)(f)	39,539	39,156
Uniform Mortgage-Backed Security 6.00% 9/1/2056 (a)(f)	123,078	124,491
Uniform Mortgage-Backed Security 6.50% 9/1/2056 (a)(f)	125,928	129,804
Uniform Mortgage-Backed Security 2.00% 10/1/2056 (a)(f)	140,390	109,494
Uniform Mortgage-Backed Security 2.50% 10/1/2056 (a)(f)	225,361	183,880
Uniform Mortgage-Backed Security 3.00% 10/1/2056 (a)(f)	42,082	35,869
Uniform Mortgage-Backed Security 3.50% 10/1/2056 (a)(f)	86,962	77,124
Uniform Mortgage-Backed Security 4.00% 10/1/2056 (a)(f)	80,711	73,649
Uniform Mortgage-Backed Security 4.50% 10/1/2056 (a)(f)	30,585	28,701
Uniform Mortgage-Backed Security 5.00% 10/1/2056 (a)(f)	185,316	178,686
Uniform Mortgage-Backed Security 5.50% 10/1/2056 (a)(f)	65,454	64,720
Uniform Mortgage-Backed Security 6.00% 10/1/2056 (a)(f)	713,954	721,008
Uniform Mortgage-Backed Security 6.50% 10/1/2056 (a)(f)	153,571	158,034
		8,019,781

Commercial mortgage-backed securities 0.55%
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(c)(d)	31,782	32,083
Extended Stay America Trust, Series 2026-ESH2, Class A, (1-month USD CME Term SOFR + 1.20%) 4.839% 2/15/2043 (a)(c)(d)	14,054	14,080
FS Commercial Mortgage Trust, Series 2026-PALM, Class A, (1-month USD CME Term SOFR + 1.40%) 5.039% 7/15/2041 (a)(c)(d)	3,595	3,604
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.639% 1/15/2039 (a)(c)(d)	21,530	21,550
		71,317

Collateralized mortgage-backed obligations (privately originated) 0.52%
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049 (a)(c)(d)	21	21
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(c)(d)	11,717	10,912
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(c)(d)	655	590
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (a)(c)	2,179	2,187
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (a)(c)(d)	9,074	9,190
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (a)(c)(d)	6,901	6,962
Sequoia Mortgage Trust, Series 2026-MED2, Class A1A, 5.613% 8/25/2056 (a)(c)(d)	35,918	35,683
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055 (a)(c)(d)	1,394	1,390
		66,935
Total mortgage-backed obligations		8,158,033
U.S. Treasury bonds & notes 9.19%
U.S. Treasury 9.19%
U.S. Treasury 0.875% 9/30/2026	400	399
U.S. Treasury 3.50% 9/30/2026	44,000	43,988
U.S. Treasury 4.125% 1/31/2027	27,000	27,015
U.S. Treasury 3.75% 6/30/2027	28,376	28,279
U.S. Treasury 3.50% 10/31/2027	110,000	109,039
U.S. Treasury 1.25% 5/31/2028	3,800	3,605
U.S. Treasury 1.25% 6/30/2028	19,000	17,980
U.S. Treasury 4.125% 7/31/2028 (e)	118,000	117,551
U.S. Treasury 1.75% 1/31/2029	10,000	9,404
U.S. Treasury 4.50% 5/31/2029 (e)	136,000	136,367
U.S. Treasury 3.625% 12/31/2030	15,047	14,546
U.S. Treasury 3.50% 2/28/2031	61,607	59,181
U.S. Treasury 4.125% 10/31/2031	5,184	5,092
U.S. Treasury 4.375% 1/31/2032	11,000	10,919
U.S. Treasury 1.875% 2/15/2032	10,000	8,725
U.S. Treasury 2.875% 5/15/2032	5,822	5,336

17	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.00% 6/30/2032	USD30,000	$29,170
U.S. Treasury 3.875% 12/31/2032 (e)	122,000	117,330
U.S. Treasury 4.00% 11/15/2035	9,233	8,741
U.S. Treasury 4.125% 2/15/2036	8,574	8,183
U.S. Treasury 1.375% 11/15/2040	3,168	1,992
U.S. Treasury 1.875% 2/15/2041	18,333	12,363
U.S. Treasury 3.25% 5/15/2042	8,193	6,537
U.S. Treasury 1.875% 2/15/2051	11,600	6,149
U.S. Treasury 2.00% 8/15/2051	11,000	5,972
U.S. Treasury 4.625% 2/15/2055	45,000	40,809
U.S. Treasury 4.75% 8/15/2055	63,000	58,297
U.S. Treasury 4.625% 11/15/2055 (e)	79,000	71,651
U.S. Treasury 4.75% 2/15/2056 (e)	219,362	203,252
U.S. Treasury 5.00% 5/15/2056	20,000	19,281
Total U.S. Treasury bonds & notes		1,187,153
Asset-backed obligations 1.36%
Collateralized loan obligations 0.52%
522 Funding CLO, Ltd., Series 2019-5A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.773% 4/15/2035 (a)(c)(d)	2,385	2,388
Ares LXII CLO, Ltd., Series 2021-62, Class A1R, (3-month USD CME Term SOFR + 1.07%) 4.88% 1/25/2034 (a)(c)(d)	3,150	3,154
Bain Capital Credit CLO, Ltd., Series 2019-1A, Class AR3, (3-month USD CME Term SOFR + 0.98%) 4.709% 4/19/2034 (a)(c)(d)	4,564	4,570
Ballyrock CLO 20, Ltd., Series 2022-20A, Class A1A3, (3-month USD CME Term SOFR + 1.05%) 4.803% 10/15/2036 (a)(c)(d)	15,000	15,005
Canyon Capital CLO, Ltd., Series 2016-1AR, Class CR2, (3-month USD CME Term SOFR + 1.05%) 5.15% 7/15/2031 (a)(c)(d)	1,628	1,629
Canyon Capital CLO, Ltd., Series 2016-2A, Class AR2, (3-month USD CME Term SOFR + 1.05%) 4.65% 10/15/2031 (a)(c)(d)	4,404	4,407
Canyon Capital CLO, Ltd., Series 2021-1A, Class AR, (3-month USD CME Term SOFR + 1.05%) 4.803% 4/15/2034 (a)(c)(d)	11,829	11,841
Canyon Capital CLO, Ltd., Series 2017-1A, Class AR2, (3-month USD CME Term SOFR + 1.05%) 4.784% 7/15/2034 (a)(c)(d)	783	783
Canyon Capital CLO, Ltd., Series 2018-1A, Class AR1, (3-month USD CME Term SOFR + 1.05%) 4.803% 10/15/2034 (a)(c)(d)	2,321	2,324
Flatiron CLO 28, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 4.833% 7/15/2036 (a)(c)(d)	8,000	8,003
Jamestown CLO XIV, Ltd., Series 2019-14A, Class A1RR, (3-month USD CME Term SOFR + 1.04%) 4.769% 10/20/2034 (a)(c)(d)	4,513	4,516
Magnetite XXII, Ltd., CLO, Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.003% 7/15/2036 (a)(c)(d)	3,000	3,003
Sound Point CLO XXXIII, Ltd., Series 2022-1A, Class AR, (3-month USD CME Term SOFR + 1.10%) 4.91% 4/20/2035 (a)(c)(d)	4,982	4,985
		66,608

Other asset-backed securities 0.39%
Affirm Master Trust, Series 2026-1A, Class A, 4.37% 2/15/2034 (a)(c)	12,612	12,553
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(c)	4,871	3,728
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(c)	2,154	1,740
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(c)	9,208	6,949
DLLMT, LLC, Series 2026-1A, Class A2, 4.03% 7/20/2028 (a)(c)	9,958	9,941
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(c)	12,130	9,516
PEAC Solutions Receivables, LLC, Series 2026-1A, Class A2, 4.27% 10/20/2028 (a)(c)	6,442	6,413
		50,840

Auto loan 0.31%
AutoNation Finance Trust, Series 2026-1A, Class A2, 3.95% 1/11/2029 (a)(c)	7,485	7,476
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A2, 4.10% 7/17/2028 (a)	2,618	2,618
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A3, 4.04% 12/17/2029 (a)	3,194	3,185
Exeter Automobile Receivables Trust, Series 2026-1A, Class A2, 4.08% 9/15/2028 (a)	3,864	3,863
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (a)(c)	22,413	22,663
		39,805

American Funds Mortgage Fund	18

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)

Student loan 0.14%
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (a)(c)		USD2,645	$2,503
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(c)		1,922	1,830
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (a)(c)		9,117	8,667
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.507% 4/20/2062 (a)(c)(d)		4,809	4,789
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (a)(c)		868	798
			18,587
Total asset-backed obligations			175,840
Total bonds, notes & other debt instruments (cost: $9,742,007,000)			9,521,026
Short-term securities 48.64%		Shares
Money market investments 13.99%
Capital Group Central Cash Fund 3.78% (g)(h)		18,067,934	1,806,613
	Weighted average yield at acquisition	Principal amount (000)
Federal agency bills & notes 34.65%
Fannie Mae 9/28/2026	3.581%	USD300,000	299,191
Federal Farm Credit Banks 10/19/2026	3.619	100,000	99,508
Federal Home Loan Bank 9/2/2026	3.500	305,000	304,970
Federal Home Loan Bank 9/4/2026	3.572	200,000	199,940
Federal Home Loan Bank 9/9/2026	3.589	427,000	426,659
Federal Home Loan Bank 9/11/2026	3.592	95,000	94,905
Federal Home Loan Bank 9/16/2026	3.591	450,000	449,321
Federal Home Loan Bank 9/18/2026	3.527	150,000	149,743
Federal Home Loan Bank 9/23/2026	3.608	44,183	44,085
Federal Home Loan Bank 9/24/2026	3.566	200,000	199,535
Federal Home Loan Bank 9/25/2026	3.635	250,000	249,393
Federal Home Loan Bank 9/29/2026	3.675	100,000	99,716
Federal Home Loan Bank 10/2/2026	3.497	50,000	49,843
Federal Home Loan Bank 10/9/2026	3.586	100,000	99,614
Federal Home Loan Bank 10/13/2026	3.619	100,000	99,571
Federal Home Loan Bank 10/16/2026	3.610	200,000	199,077
Federal Home Loan Bank 10/22/2026	3.549	300,000	298,423
Federal Home Loan Bank 10/28/2026	3.622	150,000	149,115
Federal Home Loan Bank 10/30/2026	3.669	100,000	99,389
Federal Home Loan Bank 11/2/2026	3.664	375,000	372,578
Federal Home Loan Bank 11/13/2026	3.610	37,000	36,720
Federal Home Loan Bank 11/18/2026	3.670	37,900	37,594
Federal Home Loan Bank 11/25/2026	3.674	64,900	64,331
Federal Home Loan Bank 11/27/2026	3.593	106,000	105,048
Federal Home Loan Bank 12/31/2026	3.570	250,000	246,781
Total short-term securities (cost: $6,281,901,000)			6,281,663
Total investment securities 122.36% (cost: $16,023,908,000)			15,802,689
Total options written (equity style)† (0.02)% (premium received: $2,081,000)			(2,158)
Other assets less liabilities (22.34)%			(2,885,160)
Net assets 100.00%			$12,915,371

19	American Funds Mortgage Fund

†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 8/31/2026 (000)
Put
3 Month SOFR Futures Option	5,481	12/11/2026	USD95.94	USD(1,370,250)	$(2,158)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 8/31/2026 (000)
3 Month SOFR Futures	Long	12,495	3/17/2027	USD2,996,145	$(10,199)
2 Year U.S. Treasury Note Futures	Long	20,377	1/6/2027	4,182,061	(10,246)
5 Year U.S. Treasury Note Futures	Long	21,663	1/6/2027	2,289,847	(9,779)
10 Year Ultra U.S. Treasury Note Futures	Long	5,349	12/31/2026	585,298	(3,555)
10 Year U.S. Treasury Note Futures	Long	3,371	12/31/2026	362,909	(2,752)
20 Year U.S. Treasury Bond Futures	Long	1,024	12/31/2026	111,232	(354)
30 Year Ultra U.S. Treasury Bond Futures	Long	4,145	12/31/2026	456,079	(1,438)
					$(38,323)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 8/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 8/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.7315%	Annual	3/25/2033	USD129,746	$4,021	$—	$4,021
SOFR	Annual	3.739%	Annual	3/25/2033	61,112	1,868	—	1,868
SOFR	Annual	3.7655%	Annual	3/26/2033	76,625	2,230	—	2,230
SOFR	Annual	3.788%	Annual	3/26/2033	46,069	1,282	—	1,282
SOFR	Annual	3.793%	Annual	3/26/2033	22,941	632	—	632
SOFR	Annual	3.8105%	Annual	3/30/2033	76,625	2,035	—	2,035
SOFR	Annual	3.8175%	Annual	3/31/2033	30,744	805	—	805
SOFR	Annual	3.703%	Annual	4/14/2033	77,656	2,557	—	2,557
SOFR	Annual	3.6038%	Annual	1/8/2034	46,550	2,027	—	2,027
SOFR	Annual	3.41%	Annual	7/28/2045	115,000	17,336	—	17,336
						$34,793	$—	$34,793
Investments in affiliates (h)

	Value at 9/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2026 (000)	Dividend or interest income (000)
Short-term securities 13.99%
Money market investments 13.99%
Capital Group Central Cash Fund 3.78% (g)	$1,015,625	$11,391,714	$10,600,806	$235	$(155)	$1,806,613	$35,195

American Funds Mortgage Fund	20

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $325,312,000, which represented
2.52% of the net assets of the fund.

(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $130,111,000, which represented 1.01% of the net assets of the fund.
(f)	Represents securities transacted on a TBA basis.
(g)	Rate represents the seven-day yield at 8/31/2026.
(h)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
Assn. = Association
CLO = Collateralized Loan Obligations
CME = CME Group
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

21	American Funds Mortgage Fund

Financial statements
Statement of assets and liabilities at August 31, 2026

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $14,217,302)	$13,996,076
Affiliated issuers (cost: $1,806,606)	1,806,613	$15,802,689
Cash		2,861
Receivables for:
Sales of investments	4,651,901
Sales of fund’s shares	1,127
Dividends and interest	38,648
Variation margin on futures contracts	223
Variation margin on centrally cleared swap contracts	1,798	4,693,697
		20,499,247
Liabilities:
Options written, at value (premium received: $2,081)		2,158
Payables for:
Purchases of investments	7,565,892
Repurchases of fund’s shares	4,345
Dividends on fund’s shares	38
Investment advisory services	2,462
Services provided by related parties	389
Trustees’ deferred compensation	200
Variation margin on futures contracts	8,174
Variation margin on centrally cleared swap contracts	210
Other	8	7,581,718
Net assets at August 31, 2026		$12,915,371
Net assets consist of:
Capital paid in on shares of beneficial interest		$14,419,912
Total distributable earnings (accumulated loss)		(1,504,541)
Net assets at August 31, 2026		$12,915,371

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,495,760 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$178,356	20,656	$8.63
Class C	5,799	679	8.54
Class F-1	15,553	1,801	8.64
Class F-2	259,484	30,037	8.64
Class F-3	94,487	10,940	8.64
Class 529-A	17,877	2,071	8.63
Class 529-C	850	100	8.52
Class 529-E	770	89	8.63
Class 529-F-2	5,295	613	8.64
Class 529-F-3	10	1	8.64
Class R-1	2,265	265	8.54
Class R-2	2,778	326	8.53
Class R-2E	101	12	8.61
Class R-3	12,656	1,471	8.61
Class R-4	11,064	1,281	8.64
Class R-5E	851	99	8.64
Class R-5	976	113	8.64
Class R-6	12,306,199	1,425,206	8.63

Refer to the notes to financial statements.

American Funds Mortgage Fund	22

Financial statements (continued)
Statement of operations for the year ended August 31, 2026

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers	$557,399
Dividends from affiliated issuers	35,195	$592,594
Fees and expenses*:
Investment advisory services	30,332
Distribution services	963
Transfer agent services	1,006
Administrative services	3,796
529 plan services	14
Reports to shareholders	52
Registration statement and prospectus	652
Trustees’ compensation	98
Auditing and legal	119
Custodian	78
Other	30
Total fees and expenses before waivers and/or reimbursements	37,140
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waiver	1,486
Transfer agent services waiver	1
Total fees and expenses after waivers and/or reimbursements		35,653
Net investment income		556,941
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	45,063
Affiliated issuers	235
Options written	104
Futures contracts	(185,674)
Swap contracts	759	(139,513)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(200,455)
Affiliated issuers	(155)
Options written	(143)
Futures contracts	(57,826)
Swap contracts	24,451	(234,128)
Net realized gain (loss) and unrealized appreciation (depreciation)		(373,641)
Net increase (decrease) in net assets resulting from operations		$183,300
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

23	American Funds Mortgage Fund

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended August 31,
	2026	2025

Operations:
Net investment income	$556,941	$555,261
Net realized gain (loss)	(139,513)	(68,648)
Net unrealized appreciation (depreciation)	(234,128)	(3,526)
Net increase (decrease) in net assets resulting from operations	183,300	483,087
Distributions paid or accrued to shareholders	(554,967)	(538,224)
Net capital share transactions	1,364,741	931,585
Total increase (decrease) in net assets	993,074	876,448
Net assets:
Beginning of year	11,922,297	11,045,849
End of year	$12,915,371	$11,922,297
Refer to the notes to financial statements.

American Funds Mortgage Fund	24

Notes to financial statements
1. Organization

American Funds Mortgage Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The fund seeks to provide current income and preservation of capital.
The fund has 18 share classes consisting of five retail share classes (Classes A, C, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes F-1, F-2, F-3, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

25	American Funds Mortgage Fund

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.

American Funds Mortgage Fund	26

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of August 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$8,158,033	$—	$8,158,033
U.S. Treasury bonds & notes	—	1,187,153	—	1,187,153
Asset-backed obligations	—	175,840	—	175,840
Short-term securities	1,806,613	4,475,050	—	6,281,663
Total	$1,806,613	$13,996,076	$—	$15,802,689

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on centrally cleared interest rate swaps	$—	$34,793	$—	$34,793
Liabilities:
Value of options written (equity style)	(2,158)	—	—	(2,158)
Unrealized depreciation on futures contracts	(38,323)	—	—	(38,323)
Total	$(40,481)	$34,793	$—	$(5,688)
*
Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

27	American Funds Mortgage Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

American Funds Mortgage Fund	28

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investments in future delivery contracts — The fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When the fund purchases these contracts, this can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain the securities until settlement date. When the fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. The fund may choose to roll these transactions in lieu of settling them.
When the fund rolls the purchase of these types of future delivery transactions, the fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When the fund rolls the sale of these transactions rather than settling them, the fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of the fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for the fund.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

29	American Funds Mortgage Fund

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Leverage risk — Certain transactions of the fund may give rise to leverage. These transactions may include, among others, derivatives, future delivery contracts and when-issued, delayed delivery or forward commitment transactions. As a result, increases and decreases in the value of the fund’s portfolio may be magnified, and the fund may be exposed to a heightened risk of loss and increased costs.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.

American Funds Mortgage Fund	30

The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of assets and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statements of changes in net assets.
Option contracts can take different forms. The fund has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $2,545,688,000.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $10,917,682,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

31	American Funds Mortgage Fund

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $438,819,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts and interest rate swaps as of, or for the year ended, August 31, 2026 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options written (equity style)	Interest	Options written, at value	$—	Options written, at value	$2,158
Futures	Interest	Unrealized appreciation*	—	Unrealized depreciation*	38,323
Swap (centrally cleared)	Interest	Unrealized appreciation*	34,793	Unrealized depreciation*	—
			$34,793		$40,481

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(2,108)	Net unrealized appreciation (depreciation) on investments	$1,919
Options written (equity style)	Interest	Net realized gain (loss) on options written	104	Net unrealized appreciation (depreciation) on options written	(143)
Futures	Interest	Net realized gain (loss) on futures contracts	(185,674)	Net unrealized appreciation (depreciation) on futures contracts	(57,826)
Swap	Interest	Net realized gain (loss) on swap contracts	759	Net unrealized appreciation (depreciation) on swap contracts	24,451
			$(186,919)		$(31,599)
*
Includes cumulative appreciation/depreciation on futures contracts and centrally cleared interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

American Funds Mortgage Fund	32

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of option contracts, futures contracts, interest rate swaps and future delivery contracts. For options on futures, futures contracts and centrally cleared interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended August 31, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
As of August 31, 2026, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$1,984
Capital loss carryforward[1]	(1,319,555)
Gross unrealized appreciation on investments	88,578
Gross unrealized depreciation on investments	(275,310)
Net unrealized appreciation (depreciation) on investments	(186,732)
Cost of investments	15,983,733
1
The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

33	American Funds Mortgage Fund

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Year ended August 31,
Share class	2026	2025
Class A	$7,407	$7,551
Class C	204	248
Class T2	— [3]	— [3]
Class F-1	1,061	1,431
Class F-2	18,291	16,959
Class F-3	4,744	4,228
Class 529-A	745	797
Class 529-C	28	30
Class 529-E	28	27
Class 529-T2	— [3]	1
Class 529-F-1[2]	— [3]	— [3]
Class 529-F-2	242	289
Class 529-F-3	— [3]	1
Class R-1	115	199
Class R-2	90	95
Class R-2E	4	5
Class R-3	1,748	1,847
Class R-4	459	482
Class R-5E	35	43
Class R-5	28	21
Class R-6	519,738	503,970
Total	$554,967	$538,224
2
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
3
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. From September 1, 2025 through February 28, 2026, the investment advisory services fee consisted of both an asset-based component and an income component. The asset-based component was calculated based on a series of decreasing annual rates, beginning with 0.155% on the first $15 billion of daily net assets and decreasing to 0.130% on such assets in excess of $15 billion. The income component was calculated based on a series of decreasing rates, beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026. From March 1, 2026 through August 31, 2026, the fees were based on a series of decreasing annual rates, beginning with 0.224% on the first $15 billion of daily net assets and decreasing to 0.195% on such assets in excess of $15 billion. During the year ended August 31, 2026, CRMC waived investment advisory services fees of $1,486,000. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $30,332,000, which were equivalent to an annualized rate of 0.240% of average daily net assets, were reduced to $28,846,000, which were equivalent to an annualized rate of 0.228% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

American Funds Mortgage Fund	34

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of August 31, 2026, unreimbursed expenses subject to reimbursement totaled $68,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders. For the year ended August 31, 2026, AFS waived transfer agent services fees of less than $1,000 for Class R-2E and less than $1,000 for Class R-5E. AFS does not intend to recoup the waiver.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended August 31, 2026, the 529 plan services fees were $14,000, which were equivalent to 0.051% of the average daily net assets of each 529 share class.

35	American Funds Mortgage Fund

For the year ended August 31, 2026, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$463	$295	$56	Not applicable
Class C	62	10	2	Not applicable
Class T*	—	— †	— †	Not applicable
Class F-1	65	34	8	Not applicable
Class F-2	Not applicable	507	128	Not applicable
Class F-3	Not applicable	— †	32	Not applicable
Class 529-A	43	28	6	$10
Class 529-C	9	1	— †	1
Class 529-E	4	1	— †	— †
Class 529-T*	—	— †	— †	— †
Class 529-F-1*	—	— †	— †	— †
Class 529-F-2	Not applicable	5	2	3
Class 529-F-3	Not applicable	—	— †	— †
Class R-1	35	4	1	Not applicable
Class R-2	20	9	1	Not applicable
Class R-2E	1	— †	— †	Not applicable
Class R-3	233	77	14	Not applicable
Class R-4	28	12	3	Not applicable
Class R-5E	Not applicable	2	— †	Not applicable
Class R-5	Not applicable	1	— †	Not applicable
Class R-6	Not applicable	20	3,543	Not applicable

Total class-specific expenses	$963	$1,006	$3,796	$14
*
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
†
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other Capital Group Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $98,000 in the fund’s statement of operations reflects $78,000 in current fees (either paid in cash or deferred) and a net increase of $20,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended August 31, 2026, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended August 31, 2026.

American Funds Mortgage Fund	36

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2026
Class A	$28,855	3,244	$7,297	824	$(33,153)	(3,748)	$2,999	320
Class C	1,255	144	203	23	(2,262)	(258)	(804)	(91)
Class T2	—	—	—	—	(9)	(1)	(9)	(1)
Class F-1	4,347	488	928	105	(18,774)	(2,127)	(13,499)	(1,534)
Class F-2	162,943	18,295	18,132	2,044	(321,060)	(36,566)	(139,985)	(16,227)
Class F-3	24,459	2,749	4,414	498	(34,690)	(3,938)	(5,817)	(691)
Class 529-A	3,654	411	742	84	(4,559)	(515)	(163)	(20)
Class 529-C	424	48	28	3	(387)	(44)	65	7
Class 529-E	375	42	28	3	(226)	(26)	177	19
Class 529-T2	—	—	— [3]	— [3]	(12)	(1)	(12)	(1)
Class 529-F-1[2]	—	—	— [3]	— [3]	(10)	(1)	(10)	(1)
Class 529-F-2	941	106	240	27	(1,830)	(206)	(649)	(73)
Class 529-F-3	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Class R-1	610	69	112	13	(3,798)	(430)	(3,076)	(348)
Class R-2	815	94	90	10	(855)	(97)	50	7
Class R-2E	19	2	3	— [3]	(3)	— [3]	19	2
Class R-3	16,270	1,838	1,703	193	(48,777)	(5,614)	(30,804)	(3,583)
Class R-4	2,980	335	457	52	(2,873)	(323)	564	64
Class R-5E	262	30	35	4	(447)	(50)	(150)	(16)
Class R-5	513	59	28	3	(52)	(6)	489	56
Class R-6	2,110,964	238,038	519,723	58,702	(1,075,331)	(121,496)	1,555,356	175,244
Total net increase (decrease)	$2,359,686	265,992	$554,163	62,588	$(1,549,108)	(175,447)	$1,364,741	153,133
Refer to the end of the table(s) for footnote(s).

37	American Funds Mortgage Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2025
Class A	$31,646	3,614	$7,437	847	$(34,128)	(3,899)	$4,955	562
Class C	1,114	128	246	28	(1,593)	(184)	(233)	(28)
Class T	—	—	—	—	—	—	—	—
Class F-1	7,754	888	1,201	136	(12,413)	(1,417)	(3,458)	(393)
Class F-2	183,378	20,946	16,755	1,907	(141,884)	(16,180)	58,249	6,673
Class F-3	73,375	8,348	3,983	454	(33,433)	(3,838)	43,925	4,964
Class 529-A	4,114	470	793	90	(4,732)	(542)	175	18
Class 529-C	388	45	30	4	(524)	(61)	(106)	(12)
Class 529-E	34	4	27	3	(134)	(15)	(73)	(8)
Class 529-T	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Class 529-F-1	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Class 529-F-2	1,791	205	287	32	(2,282)	(260)	(204)	(23)
Class 529-F-3	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Class R-1	1,033	119	199	23	(1,570)	(182)	(338)	(40)
Class R-2	705	82	95	11	(494)	(58)	306	35
Class R-2E	19	2	5	1	(124)	(14)	(100)	(11)
Class R-3	8,054	922	1,835	210	(13,097)	(1,501)	(3,208)	(369)
Class R-4	2,841	325	479	54	(3,578)	(409)	(258)	(30)
Class R-5E	363	41	43	6	(342)	(40)	64	7
Class R-5	90	10	21	3	(32)	(4)	79	9
Class R-6	1,120,146	128,255	503,975	57,395	(792,311)	(90,264)	831,810	95,386
Total net increase (decrease)	$1,436,845	164,404	$537,411	61,204	$(1,042,671)	(118,868)	$931,585	106,740
1
Includes exchanges between share classes of the fund.
2
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
3
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $57,059,980,000 and $58,825,941,000, respectively, during the year ended August 31, 2026.
11. Ownership concentration

As of August 31, 2026, three shareholders held more than 10% of the fund’s outstanding shares. The three shareholders were American Funds 2025 Target Date Retirement Income Fund, American Funds 2030 Target Date Retirement Fund and American Funds 2035 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 14%, 21% and 22%, respectively. CRMC is the investment adviser to the three target date retirement funds.

American Funds Mortgage Fund	38

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
8/31/2026	$8.88	$.36	$(.26 )	$.10	$(.35 )	$—	$(.35 )	$8.63	1.14%	$178	.69%	.68%	4.01%
8/31/2025	8.94	.39	(.07 )	.32	(.38 )	—	(.38 )	8.88	3.70	180.73		.69	4.47
8/31/2024	8.75	.40	.17	.57	(.38 )	—	(.38 )	8.94	6.74	177.75		.71	4.63
8/31/2023	9.33	.30	(.58 )	(.28 )	(.30 )	—	(.30 )	8.75	(3.08)	174.72		.69	3.36
8/31/2022	10.23	.09	(.89 )	(.80 )	(.10 )	—	(.10 )	9.33	(7.82)	203.64		.64	.92
Class C:
8/31/2026	8.78	.29	(.25 )	.04	(.28 )	—	(.28 )	8.54	.48	6	1.44	1.42	3.27
8/31/2025	8.84	.32	(.07 )	.25	(.31 )	—	(.31 )	8.78	2.92	7	1.48	1.44	3.72
8/31/2024	8.66	.33	.16	.49	(.31 )	—	(.31 )	8.84	5.85	7	1.50	1.46	3.88
8/31/2023	9.23	.23	(.57 )	(.34 )	(.23 )	—	(.23 )	8.66	(3.76)	8	1.47	1.44	2.58
8/31/2022	10.14	.01	(.86 )	(.85 )	(.06 )	—	(.06 )	9.23	(8.42)	11	1.39	1.39	.11
Class F-1:
8/31/2026	8.88	.36	(.24 )	.12	(.36 )	—	(.36 )	8.64	1.29	16.66		.65	4.06
8/31/2025	8.94	.40	(.08 )	.32	(.38 )	—	(.38 )	8.88	3.76	30.67		.63	4.53
8/31/2024	8.75	.41	.17	.58	(.39 )	—	(.39 )	8.94	6.82	33.67		.63	4.72
8/31/2023	9.34	.32	(.61 )	(.29 )	(.30 )	—	(.30 )	8.75	(3.12)	25.65		.63	3.52
8/31/2022	10.23	.10	(.88 )	(.78 )	(.11 )	—	(.11 )	9.34	(7.69)	22.61		.61	1.02
Class F-2:
8/31/2026	8.88	.38	(.24 )	.14	(.38 )	—	(.38 )	8.64	1.56	259.40		.39	4.31
8/31/2025	8.94	.42	(.07 )	.35	(.41 )	—	(.41 )	8.88	4.02	411.42		.38	4.78
8/31/2024	8.76	.43	.16	.59	(.41 )	—	(.41 )	8.94	6.97	354.41		.37	4.97
8/31/2023	9.34	.34	(.59 )	(.25 )	(.33 )	—	(.33 )	8.76	(2.76)	199.40		.37	3.75
8/31/2022	10.23	.13	(.89 )	(.76 )	(.13 )	—	(.13 )	9.34	(7.45)	206.35		.35	1.30
Class F-3:
8/31/2026	8.88	.39	(.24 )	.15	(.39 )	—	(.39 )	8.64	1.68	94.28		.27	4.42
8/31/2025	8.94	.43	(.07 )	.36	(.42 )	—	(.42 )	8.88	4.14	103.30		.26	4.90
8/31/2024	8.76	.44	.16	.60	(.42 )	—	(.42 )	8.94	7.10	60.31		.27	5.07
8/31/2023	9.34	.36	(.60 )	(.24 )	(.34 )	—	(.34 )	8.76	(2.65)	381.29		.26	4.07
8/31/2022	10.23	.18	(.93 )	(.75 )	(.14 )	—	(.14 )	9.34	(7.35)	64.24		.24	1.88
Class 529-A:
8/31/2026	8.88	.35	(.25 )	.10	(.35 )	—	(.35 )	8.63	1.13	18.71		.69	3.99
8/31/2025	8.93	.39	(.06 )	.33	(.38 )	—	(.38 )	8.88	3.80	18.74		.70	4.46
8/31/2024	8.75	.40	.16	.56	(.38 )	—	(.38 )	8.93	6.59	19.78		.73	4.60
8/31/2023	9.33	.30	(.59 )	(.29 )	(.29 )	—	(.29 )	8.75	(3.11)	20.75		.73	3.32
8/31/2022	10.22	.09	(.88 )	(.79 )	(.10 )	—	(.10 )	9.33	(7.75)	25.67		.67	.89
Class 529-C:
8/31/2026	8.76	.28	(.24 )	.04	(.28 )	—	(.28 )	8.52	.43	1	1.48	1.46	3.22
8/31/2025	8.82	.32	(.08 )	.24	(.30 )	—	(.30 )	8.76	2.87	1	1.52	1.48	3.68
8/31/2024	8.64	.33	.16	.49	(.31 )	—	(.31 )	8.82	5.81	1	1.54	1.50	3.85
8/31/2023	9.21	.22	(.57 )	(.35 )	(.22 )	—	(.22 )	8.64	(3.82)	1	1.52	1.50	2.52
8/31/2022	10.12	.01	(.86 )	(.85 )	(.06 )	—	(.06 )	9.21	(8.46)	2	1.44	1.44	.09
Refer to the end of the table(s) for footnote(s).

39	American Funds Mortgage Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-E:
8/31/2026	$8.87	$.33	$(.24 )	$.09	$(.33 )	$—	$(.33 )	$8.63	1.02%	$1	.93%	.91%	3.75%
8/31/2025	8.93	.37	(.07 )	.30	(.36 )	—	(.36 )	8.87	3.45	1.96		.93	4.24
8/31/2024	8.75	.39	.15	.54	(.36 )	—	(.36 )	8.93	6.43	1.93		.89	4.45
8/31/2023	9.33	.28	(.58 )	(.30 )	(.28 )	—	(.28 )	8.75	(3.29)	1.94		.92	3.15
8/31/2022	10.22	.07	(.88 )	(.81 )	(.08 )	—	(.08 )	9.33	(7.90)	1.87		.87	.69
Class 529-F-2:
8/31/2026	8.88	.38	(.24 )	.14	(.38 )	—	(.38 )	8.64	1.53	5.42		.41	4.29
8/31/2025	8.94	.42	(.08 )	.34	(.40 )	—	(.40 )	8.88	3.98	6.46		.42	4.74
8/31/2024	8.76	.43	.15	.58	(.40 )	—	(.40 )	8.94	6.91	6.47		.43	4.90
8/31/2023	9.34	.34	(.59 )	(.25 )	(.33 )	—	(.33 )	8.76	(2.74)	7.38		.35	3.73
8/31/2022	10.23	.11	(.87 )	(.76 )	(.13 )	—	(.13 )	9.34	(7.49)	7.39		.39	1.16
Class 529-F-3:
8/31/2026	8.88	.39	(.24 )	.15	(.39 )	—	(.39 )	8.64	1.64	— [5]	.31	.30	4.39
8/31/2025	8.94	.43	(.08 )	.35	(.41 )	—	(.41 )	8.88	4.12	— [5]	.33	.30	4.87
8/31/2024	8.76	.44	.16	.60	(.42 )	—	(.42 )	8.94	7.05	— [5]	.35	.30	5.04
8/31/2023	9.34	.34	(.59 )	(.25 )	(.33 )	—	(.33 )	8.76	(2.71)	— [5]	.34	.32	3.77
8/31/2022	10.23	.13	(.88 )	(.75 )	(.14 )	—	(.14 )	9.34	(7.40)	— [5]	.29	.29	1.29
Class R-1:
8/31/2026	8.78	.30	(.25 )	.05	(.29 )	—	(.29 )	8.54	.51	2	1.41	1.39	3.36
8/31/2025	8.84	.33	(.08 )	.25	(.31 )	—	(.31 )	8.78	2.98	5	1.42	1.38	3.78
8/31/2024	8.65	.34	.17	.51	(.32 )	—	(.32 )	8.84	6.04	6	1.43	1.39	3.95
8/31/2023	9.23	.24	(.59 )	(.35 )	(.23 )	—	(.23 )	8.65	(3.81)	5	1.41	1.39	2.69
8/31/2022	10.14	.02	(.87 )	(.85 )	(.06 )	—	(.06 )	9.23	(8.40)	5	1.36	1.36	.19
Class R-2:
8/31/2026	8.77	.29	(.24 )	.05	(.29 )	—	(.29 )	8.53	.54	3	1.37	1.36	3.33
8/31/2025	8.83	.33	(.07 )	.26	(.32 )	—	(.32 )	8.77	3.00	3	1.40	1.36	3.80
8/31/2024	8.65	.34	.16	.50	(.32 )	—	(.32 )	8.83	5.95	3	1.40	1.36	3.98
8/31/2023	9.22	.24	(.58 )	(.34 )	(.23 )	—	(.23 )	8.65	(3.69)	2	1.39	1.37	2.67
8/31/2022	10.13	.03	(.88 )	(.85 )	(.06 )	—	(.06 )	9.22	(8.39)	3	1.33	1.33	.26
Class R-2E:
8/31/2026	8.85	.33	(.24 )	.09	(.33 )	—	(.33 )	8.61	.95 [6]	— [5]	1.01 [6]	.98 [6]	3.70 [6]
8/31/2025	8.91	.36	(.07 )	.29	(.35 )	—	(.35 )	8.85	3.35 [6]	— [5]	1.09 [6]	1.04 [6]	4.14 [6]
8/31/2024	8.72	.37	.17	.54	(.35 )	—	(.35 )	8.91	6.38	— [5]	1.10	1.06	4.28
8/31/2023	9.30	.28	(.60 )	(.32 )	(.26 )	—	(.26 )	8.72	(3.43)	— [5]	1.06	1.04	3.09
8/31/2022	10.20	.06	(.88 )	(.82 )	(.08 )	—	(.08 )	9.30	(8.09)	— [5]	1.02	1.01	.60
Class R-3:
8/31/2026	8.85	.33	(.24 )	.09	(.33 )	—	(.33 )	8.61	.86	13.94		.93	3.77
8/31/2025	8.91	.37	(.07 )	.30	(.36 )	—	(.36 )	8.85	3.45	45.96		.92	4.24
8/31/2024	8.72	.38	.17	.55	(.36 )	—	(.36 )	8.91	6.51	48.97		.92	4.42
8/31/2023	9.30	.28	(.59 )	(.31 )	(.27 )	—	(.27 )	8.72	(3.32)	37.95		.93	3.17
8/31/2022	10.20	.06	(.88 )	(.82 )	(.08 )	—	(.08 )	9.30	(8.03)	36.90		.90	.66
Refer to the end of the table(s) for footnote(s).

American Funds Mortgage Fund	40

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-4:
8/31/2026	$8.88	$.36	$(.24 )	$.12	$(.36 )	$—	$(.36 )	$8.64	1.31%	$11	.64%	.62%	4.06%
8/31/2025	8.94	.40	(.08 )	.32	(.38 )	—	(.38 )	8.88	3.76	11.66		.63	4.54
8/31/2024	8.76	.41	.16	.57	(.39 )	—	(.39 )	8.94	6.70	11.67		.63	4.71
8/31/2023	9.34	.32	(.60 )	(.28 )	(.30 )	—	(.30 )	8.76	(3.00)	12.64		.62	3.53
8/31/2022	10.23	.11	(.89 )	(.78 )	(.11 )	—	(.11 )	9.34	(7.67)	12.59		.59	1.08
Class R-5E:
8/31/2026	8.88	.38	(.24 )	.14	(.38 )	—	(.38 )	8.64	1.52	1.51		.42	4.27
8/31/2025	8.94	.42	(.08 )	.34	(.40 )	—	(.40 )	8.88	3.97	1.50		.42	4.74
8/31/2024	8.75	.43	.16	.59	(.40 )	—	(.40 )	8.94	7.03	1.48		.44	4.90
8/31/2023	9.33	.34	(.60 )	(.26 )	(.32 )	—	(.32 )	8.75	(2.81)	1.44		.41	3.80
8/31/2022	10.23	.13	(.90 )	(.77 )	(.13 )	—	(.13 )	9.33	(7.50)	1.39		.39	1.33
Class R-5:
8/31/2026	8.88	.38	(.23 )	.15	(.39 )	—	(.39 )	8.64	1.61	1.34		.33	4.36
8/31/2025	8.94	.42	(.07 )	.35	(.41 )	—	(.41 )	8.88	4.07	1.37		.33	4.83
8/31/2024	8.76	.43	.16	.59	(.41 )	—	(.41 )	8.94	7.02	— [5]	.38	.33	5.01
8/31/2023	9.34	.32	(.57 )	(.25 )	(.33 )	—	(.33 )	8.76	(2.71)	1.34		.33	3.50
8/31/2022	10.23	.13	(.88 )	(.75 )	(.14 )	—	(.14 )	9.34	(7.40)	1.29		.29	1.30
Class R-6:
8/31/2026	8.88	.39	(.25 )	.14	(.39 )	—	(.39 )	8.63	1.56	12,306.28		.27	4.42
8/31/2025	8.94	.43	(.07 )	.36	(.42 )	—	(.42 )	8.88	4.14	11,099.30		.26	4.90
8/31/2024	8.75	.44	.17	.61	(.42 )	—	(.42 )	8.94	7.21	10,319.31		.26	5.07
8/31/2023	9.33	.35	(.59 )	(.24 )	(.34 )	—	(.34 )	8.75	(2.76)	8,463.28		.26	3.87
8/31/2022	10.23	.13	(.89 )	(.76 )	(.14 )	—	(.14 )	9.33	(7.35)	7,845.24		.24	1.35
Refer to the end of the table(s) for footnote(s).

41	American Funds Mortgage Fund

Financial highlights (continued)

Portfolio turnover rate for all share classes[7,8]	Year ended August 31,
	2026[9]	2025	2024	2023	2022
Excluding mortgage dollar roll transactions	62%	58%	37%	86%	42%
Including mortgage dollar roll transactions	556%	428%	824%	1,185%	1,147%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Amount less than $1 million.
[6]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[7]	Refer to Note 5 for more information on mortgage dollar rolls.
[8]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[9]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

American Funds Mortgage Fund	42

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Mortgage Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of American Funds Mortgage Fund (the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Los Angeles, California
October 14, 2026
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

43	American Funds Mortgage Fund

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended August 31, 2026:
Section 163(j) interest dividends	100%
U.S. government income that may be exempt from state taxation	$179,528,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2027, to determine the calendar year amounts to be included on their 2026 tax returns. Shareholders should consult their tax advisors.

American Funds Mortgage Fund	44

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
1,338,807,954
Total shares voting on November 25, 2025:
1,301,416,581 (97.2% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	1,295,778,967	99.6%	5,637,614	0.4%
Pramod Atluri	1,300,062,031	99.9%	1,354,550	0.1%
Francisco G. Cigarroa	1,300,120,790	99.9%	1,295,791	0.1%
Nariman Farvardin	1,300,125,059	99.9%	1,291,522	0.1%
Jennifer C. Feikin	1,300,322,755	99.9%	1,093,826	0.1%
Leslie Stone Heisz	1,300,361,226	99.9%	1,055,355	0.1%
Merit E. Janow	1,300,340,386	99.9%	1,076,195	0.1%
Martin E. Koehler	1,300,198,026	99.9%	1,218,555	0.1%
Benjamin R. Miller	1,300,199,870	99.9%	1,216,711	0.1%
Josette Sheeran	1,300,439,319	99.9%	977,262	0.1%
Margaret Spellings	1,300,363,806	99.9%	1,052,775	0.1%
Alexandra Trower	1,300,401,778	99.9%	1,014,803	0.1%
Paul S. Williams	1,300,160,219	99.9%	1,256,362	0.1%
Courtney K. Wolf	1,300,463,114	99.9%	953,467	0.1%
The proposal: To approve the proposed amendment of the Investment Advisory and Service Agreement to modify the fee schedule
Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld	Votes abstaining	Percent of shares votes abstaining
1,263,509,189	97.1%	647,274	0.0%	1,203,423	0.1%
(broker non-votes = 36,056,695)
Remuneration paid to directors, officers and others

Refer to the Trustees’ deferred compensation disclosure in the Notes to financial statements.

45	American Funds Mortgage Fund

Approval of Investment Advisory and Service Agreement

At a meeting held in March 2026, the fund’s board approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an interim period through July 31, 2026. At a meeting held in June 2026, the fund’s board approved the continuation of the agreement with CRMC for an additional one-year term through July 31, 2027. The approval for an interim period aligns the renewal cycle for the fund’s agreement with the renewal cycle of other fixed income funds and exchange-traded funds managed by CRMC. The interim and one-year approvals are discussed below on a combined basis. In each case, the fund’s board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Morningstar index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through December 31, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Morningstar category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Funds Mortgage Fund	46

Approval of Investment Advisory and Service Agreement (continued)

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

47	American Funds Mortgage Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the Trustees' deferred compensation disclosure in the Notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Mortgage Fund

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: October 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: October 30, 2026

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: October 30, 2026